UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s: Prudential QMA Long-Short Equity Fund, Prudential Short Duration Muni High Income Fund and Prudential US Real Estate Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2017

Date of reporting period:	9/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential US Real Estate Fund

SEMIANNUAL REPORT	SEPTEMBER 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2016 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart Parker, President

Prudential US Real Estate Fund

November 15, 2016

Prudential US Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	3.25	14.30	91.93	79.58 (12/21/10)
Class B	2.90	13.50	84.83	72.26 (12/21/10)
Class C	2.90	13.52	85.02	72.07 (12/21/10)
Class Z	3.38	14.61	94.35	82.16 (12/21/10)
FTSE NAREIT Equity REITs Index	5.42	19.86	109.19	96.61
S&P 500 Index	6.39	15.41	113.29	94.76
Lipper Equity Real Estate Funds Average	4.82	16.70	97.21	85.32

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Five Years (%)	Since Inception (%)
Class A		8.02	12.65	9.58 (12/21/10)
Class B		8.50	12.95	9.76 (12/21/10)
Class C		12.52	13.10	9.85 (12/21/10)
Class Z		14.61	14.21	10.93 (12/21/10)
FTSE NAREIT Equity REITs Index		19.86	15.91	12.48
S&P 500 Index		15.41	16.36	12.29
Lipper Equity Real Estate Funds Average		16.70	14.50	11.28

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5&6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities. The Index is designed to reflect the performance of all publicly-traded equity REITs as a whole.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Equity Real Estate Funds Average—The Lipper Equity Real Estate Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Real Estate Funds category for the periods noted. Funds in the Lipper Average invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Index returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential US Real Estate Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/16 (%)
Simon Property Group, Inc., Retail REITs	6.1
Equity Residential, Residential REITs	4.7
Essex Property Trust, Inc., Residential REITs	4.1
Ventas, Inc., Health Care REITs	3.8
Federal Realty Investment Trust, Retail REITs	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/16 (%)
Retail REITs	25.0
Residential REITs	18.6
Specialized REITs	14.3
Office REITs	12.7
Health Care REITs	12.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2016, at the beginning of the period, and held through the six-month period ended September 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential US Real Estate Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,032.50	1.44%	$7.34
	Hypothetical	$1,000.00	$1,017.85	1.44%	$7.28
Class B	Actual	$1,000.00	$1,029.00	2.19%	$11.14
	Hypothetical	$1,000.00	$1,014.09	2.19%	$11.06
Class C	Actual	$1,000.00	$1,029.00	2.19%	$11.14
	Hypothetical	$1,000.00	$1,014.09	2.19%	$11.06
Class Z	Actual	$1,000.00	$1,033.80	1.19%	$6.07
	Hypothetical	$1,000.00	$1,019.10	1.19%	$6.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2016, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.77	1.44
B	2.46	2.19
C	2.47	2.19
Z	1.44	1.19

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential US Real Estate Fund	9

Portfolio of Investments (unaudited)

as of September 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Diversified REITs 5.9%
Empire State Realty Trust, Inc. (Class A Stock)	16,575	$347,246
First Potomac Realty Trust	59,282	542,430
Store Capital Corp.	21,342	628,949

		1,518,625

Health Care REITs 12.0%
Care Capital Properties, Inc.	4,374	124,659
Community Healthcare Trust, Inc.	19,297	422,990
HCP, Inc.	9,016	342,157
MedEquities Realty Trust, Inc.*	19,500	229,125
Physicians Realty Trust	20,747	446,891
Ventas, Inc.	13,929	983,805
Welltower, Inc.	7,297	545,597

		3,095,224

Hotel & Resort REITs 4.8%
Chesapeake Lodging Trust	17,135	392,391
DiamondRock Hospitality Co.	1,155	10,511
MGM Growth Properties LLC (Class A Stock)	16,201	422,360
Sunstone Hotel Investors, Inc.	31,708	405,545

		1,230,807

Industrial REITs 6.2%
Duke Realty Corp.	29,266	799,840
Prologis, Inc.	5,906	316,207
Rexford Industrial Realty, Inc.	20,943	479,385

		1,595,432

Office REITs 12.7%
Alexandria Real Estate Equities, Inc.	6,584	716,142
Brookfield Canada Office Properties (Canada)	6,984	146,499
Hudson Pacific Properties, Inc.	23,830	783,292
Kilroy Realty Corp.	5,010	347,444
New York REIT, Inc.	42,396	387,923
SL Green Realty Corp.	934	100,965
Vornado Realty Trust	7,729	782,252

		3,264,517

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Residential REITs 18.6%
American Campus Communities, Inc.	12,006	$610,745
Apartment Investment & Management Co. (Class A Stock)	4,485	205,906
Equity LifeStyle Properties, Inc.	7,380	569,588
Equity Residential	18,702	1,203,100
Essex Property Trust, Inc.	4,745	1,056,712
Monogram Residential Trust, Inc.	38,151	405,927
Sun Communities, Inc.	9,481	744,069

		4,796,047

Retail REITs 25.0%
Acadia Realty Trust	8,237	298,509
Equity One, Inc.	19,532	597,875
Federal Realty Investment Trust	6,093	937,895
General Growth Properties, Inc.	26,470	730,572
Macerich Co. (The)	2,178	176,135
National Retail Properties, Inc.	10,349	526,247
Regency Centers Corp.	5,535	428,907
Retail Properties of America, Inc. (Class A Stock)	36,558	614,174
Simon Property Group, Inc.	7,557	1,564,375
Taubman Centers, Inc.	7,513	559,042

		6,433,731

Specialized REITs 14.3%
CoreSite Realty Corp.	6,331	468,747
CyrusOne, Inc.	15,461	735,480
Equinix, Inc.	1,455	524,164
Extra Space Storage, Inc.	10,789	856,755
Four Corners Property Trust, Inc.	23,822	508,123
Life Storage, Inc.	1,655	147,196
Public Storage	1,996	445,387

		3,685,852

TOTAL LONG-TERM INVESTMENTS (cost $21,678,849)		25,620,235

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $79,651)(Note 3)(a)	79,651	79,651

TOTAL INVESTMENTS 99.8% (cost $21,758,500) (Note 5)		25,699,886
Other assets in excess of liabilities 0.2%		62,693

NET ASSETS 100.0%		$25,762,579

See Notes to Financial Statements.

12

The following abbreviations are used in the semi-annual report:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,518,625	$—	$—
Health Care REITs	3,095,224	—	—
Hotel & Resort REITs	1,230,807	—	—
Industrial REITs	1,595,432	—	—
Office REITs	3,264,517	—	—
Residential REITs	4,796,047	—	—
Retail REITs	6,433,731	—	—
Specialized REITs	3,685,852	—	—
Affiliated Mutual Fund	79,651	—	—

Total	$25,699,886	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Retail REITs	25.0%
Residential REITs	18.6
Specialized REITs	14.3
Office REITs	12.7
Health Care REITs	12.0
Industrial REITs	6.2
Diversified REITs	5.9
Hotel & Resort REITs	4.8%
Affiliated Mutual Fund	0.3

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Statement of Assets & Liabilities (unaudited)

as of September 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $21,678,849)	$25,620,235
Affiliated investments (cost $79,651)	79,651
Receivable for investments sold	317,863
Dividends receivable	144,678
Receivable for Fund shares sold	126,703
Prepaid expenses	961

Total assets	26,290,091

Liabilities
Payable for investments purchased	445,261
Accrued expenses	62,669
Payable for Fund shares reacquired	10,582
Distribution fee payable	3,802
Management fee payable	3,052
Affiliated transfer agent fee payable	2,114
Loan interest payable	32

Total liabilities	527,512

Net Assets	$25,762,579

Net assets were comprised of:
Shares of beneficial interest, at par	$1,880
Paid-in capital in excess of par	18,653,968

18,655,848
Undistributed net investment income	166,217
Accumulated net realized gain on investment and foreign currency transactions	2,999,002
Net unrealized appreciation on investments and foreign currencies	3,941,512

Net assets, September 30, 2016	$25,762,579

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($5,861,308 ÷ 427,051 shares of beneficial interest issued and outstanding)	$13.73
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.53

Class B
Net asset value, offering price and redemption price per share, ($1,313,676 ÷ 97,154 shares of beneficial interest issued and outstanding)	$13.52

Class C
Net asset value, offering price and redemption price per share, ($1,882,842 ÷ 139,479 shares of beneficial interest issued and outstanding)	$13.50

Class Z
Net asset value, offering price and redemption price per share, ($16,704,753 ÷ 1,216,289 shares of beneficial interest issued and outstanding)	$13.73

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Statement of Operations (unaudited)

Six Months Ended September 30, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,961)	$478,106
Affiliated dividend income	953

Total income	479,059

Expenses
Management fee	152,404
Distribution fee—Class A	8,219
Distribution fee—Class B	6,541
Distribution fee—Class C	8,160
Custodian and accounting fees	32,000
Registration fees	26,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $5,800)	12,000
Legal fees and expenses	10,000
Shareholders’ reports	7,000
Trustees’ fees	5,000
Loan interest expense	1,158
Miscellaneous	8,169

Total expenses	288,651
Less: Management fee waiver and/or expense reimbursement	(46,857)
Distribution fee waiver—Class A	(1,370)

Net expenses	240,424

Net investment income (loss)	238,635

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,612,259
Foreign currency transactions	(245)

3,612,014

Net change in unrealized appreciation (depreciation) on:
Investments	(2,475,169)
Foreign currencies	103

(2,475,066)

Net gain (loss) on investment and foreign currency transactions	1,136,948

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,375,583

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2016	Year Ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238,635	$799,018
Net realized gain (loss) on investment and foreign currency transactions	3,612,014	1,807,738
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,475,066)	(1,878,307)

Net increase (decrease) in net assets resulting from operations	1,375,583	728,449

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(53,971)	(47,609)
Class B	(8,550)	(5,802)
Class C	(10,097)	(6,507)
Class Z	(381,530)	(454,720)

	(454,148)	(514,638)

Distributions from net realized gains
Class A	(117,083)	(360,255)
Class B	(28,776)	(105,714)
Class C	(34,791)	(116,114)
Class Z	(643,112)	(2,830,149)

	(823,762)	(3,412,232)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,505,076	16,984,936
Net asset value of shares issued in reinvestment of dividends and distributions	1,269,411	3,903,922
Cost of shares reacquired	(23,829,458)	(19,274,633)

Net increase (decrease) in net assets from Fund share transactions	(18,054,971)	1,614,225

Total increase (decrease)	(17,957,298)	(1,584,196)

Net Assets:
Beginning of period	43,719,877	45,304,073

End of period(a)	$25,762,579	$43,719,877

(a) Includes undistributed net investment income of:	$166,217	$381,730

See Notes to Financial Statements.

Prudential US Real Estate Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund (the “Fund”), Prudential QMA Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential US Real Estate Fund, a non-diversified series of the Trust. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolios are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997.

The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a

Prudential US Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does generally not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

20

calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in REITs which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (PREI), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM Real Estate, the cost of compensation of officers

Prudential US Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective July 1, 2016, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to and including $1 billion, .73% on the next $2 billion of average daily net assets, .71% on the next $2 billion of average daily net assets, .70% on the next $5 billion of average daily net assets and .69% on the average daily net assets in excess of $10 billion. Prior to July 1, 2016, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion, .88% on the next $2 billion of average daily net assets, .86% on the next $2 billion of average daily net assets, .85% on the next $5 billion of average daily net assets and .84% on the average daily net assets in excess of $10 billion. The effective management fee rate, before any waivers and/or expense reimbursement was .83% for the six months ended September 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement was .58%.

Effective July 1, 2016, PI has contractually agreed through July 31, 2017, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.00% of the Fund’s average daily net assets. Prior to July 1, 2016, PI had contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through July 31, 2017, to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $17,430 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2016.

22

From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months September 30, 2016, it received $1,520 and $29 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended September 30, 2016, were $23,962,292 and $26,314,293 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2016 were as follows:

Tax Basis	$22,371,380

Appreciation	3,574,981
Depreciation	(246,475)

Net Unrealized Appreciation	$3,328,506

Prudential US Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2016, Prudential owned 1,128,899 Class Z shares of the Fund. In addition, 3 shareholders of record held 73.4% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

24

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2016:
Shares sold	79,803	$1,106,504
Shares issued in reinvestment of dividends and distributions	11,731	164,628
Shares reacquired	(30,772)	(421,496)

Net increase (decrease) in shares outstanding before conversion	60,762	849,636
Shares issued upon conversion from other share class(es)	1,842	24,876
Shares reacquired upon conversion into other share class(es)	(1,062)	(15,399)

Net increase (decrease) in shares outstanding	61,542	$859,113

Year ended March 31, 2016:
Shares sold	111,510	$1,549,638
Shares issued in reinvestment of dividends and distributions	30,657	392,234
Shares reacquired	(204,549)	(2,836,189)

Net increase (decrease) in shares outstanding before conversion	(62,382)	(894,317)
Shares issued upon conversion from other share class(es)	2,524	32,658
Shares reacquired upon conversion into other share class(es)	(13,913)	(194,677)

Net increase (decrease) in shares outstanding	(73,771)	$(1,056,336)

Class B
Six months ended September 30, 2016:
Shares sold	13,112	$179,853
Shares issued in reinvestment of dividends and distributions	2,652	36,773
Shares reacquired	(11,137)	(149,295)

Net increase (decrease) in shares outstanding before conversion	4,627	67,331
Shares reacquired upon conversion into other share class(es)	(1,869)	(24,876)

Net increase (decrease) in shares outstanding	2,758	$42,455

Year ended March 31, 2016:
Shares sold	1,207	$16,701
Shares issued in reinvestment of dividends and distributions	8,792	110,699
Shares reacquired	(37,118)	(497,117)

Net increase (decrease) in shares outstanding before conversion	(27,119)	(369,717)
Shares issued upon conversion from other share class(es)	(2,557)	(32,658)

Net increase (decrease) in shares outstanding	(29,676)	$(402,375)

Class C
Six months ended September 30, 2016:
Shares sold	32,523	$447,679
Shares issued in reinvestment of dividends and distributions	3,180	44,018
Shares reacquired	(6,727)	(91,985)

Net increase (decrease) in shares outstanding	28,976	$399,712

Year ended March 31, 2016:
Shares sold	15,384	$206,851
Shares issued in reinvestment of dividends and distributions	9,313	117,096
Shares reacquired	(35,360)	(465,604)

Net increase (decrease) in shares outstanding	(10,663)	$(141,657)

Prudential US Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended September 30, 2016:
Shares sold	195,359	$2,771,040
Shares issued in reinvestment of dividends and distributions	73,206	1,023,992
Shares reacquired	(1,672,049)	(23,166,682)

Net increase (decrease) in shares outstanding before conversion	(1,403,484)	(19,371,650)
Shares issued upon conversion from other share class(es)	1,061	15,399

Net increase (decrease) in shares outstanding	(1,402,423)	$(19,356,251)

Year ended March 31, 2016:
Shares sold	1,116,124	$15,211,746
Shares issued in reinvestment of dividends and distributions	256,269	3,283,893
Shares reacquired	(1,146,552)	(15,475,723)

Net increase (decrease) in shares outstanding before conversion	225,841	3,019,916
Shares issued upon conversion from other share class(es)	13,906	194,677

Net increase (decrease) in shares outstanding	239,747	$3,214,593

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended September 30, 2016. The Fund had an average outstanding balance of $647,868 for 38 days at a weighted average interest rate of 1.69%. The maximum loan balance outstanding during the period was $1,803,000. At September 30, 2016, the Fund did not have an outstanding loan balance.

26

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential US Real Estate Fund	27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2016		Year Ended March 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.71		$14.80	$12.78	$12.86	$11.75	$10.79
Income (loss) from investment operations:
Net investment income (loss)	.10		.21	.15	.10	.07	.06
Net realized and unrealized gain (loss) on investments	.36		(.11)	2.74	.39	1.39	1.02
Total from investment operations	.46		.10	2.89	.49	1.46	1.08
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.14)	(.13)	(.10)	(.06)	(.09)
Distributions from net realized gains	(.30)		(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(.44)		(1.19)	(.87)	(.57)	(.35)	(.12)
Net Asset Value, end of period	$13.73		$13.71	$14.80	$12.78	$12.86	$11.75
Total Return(a):	3.32%		1.28%	23.06%	4.20%	12.70%	10.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,861		$5,013	$6,502	$3,080	$2,027	$727
Average net assets (000)	$5,465		$4,850	$4,728	$2,687	$1,234	$445
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.44%	(d)(e)	1.61% (d)	1.60%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.77%	(d)(e)	1.73% (d)	1.85%	2.05%	1.96%	2.30%
Net investment income (loss)	1.47%	(e)	1.53%	1.06%	.79%	.61%	.60%
Portfolio turnover rate	67%	(f)	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes .01% of loan interest expense.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

28

Class B Shares
	Six Months Ended September 30, 2016		Year Ended March 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.51		$14.62	$12.67	$12.78	$11.72	$10.77
Income (loss) from investment operations:
Net investment income (loss)	.04		.11	.05	.03	(.02)	(.05)
Net realized and unrealized gain (loss) on investments	.36		(.11)	2.69	.37	1.38	1.06
Total from investment operations	.40		-	2.74	.40	1.36	1.01
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.06)	(.05)	(.04)	(.01)	(.03)
Distributions from net realized gains	(.30)		(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(.39)		(1.11)	(.79)	(.51)	(.30)	(.06)
Net Asset Value, end of period	$13.52		$13.51	$14.62	$12.67	$12.78	$11.72
Total Return(a):	2.90%		.52%	22.05%	3.53%	11.80%	9.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,314		$1,276	$1,814	$1,067	$1,380	$450
Average net assets (000)	$1,305		$1,443	$1,480	$1,244	$950	$125
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.19%	(d)(e)	2.36% (d)	2.35%	2.35%	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	2.46%	(d)(e)	2.43% (d)	2.55%	2.73%	2.66%	2.77%
Net investment income (loss)	.65%	(e)	.80%	.35%	.21%	(.13)%	(.46)%
Portfolio turnover rate	67%	(f)	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes .01% of loan interest expense.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30, 2016		Year Ended March 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.49		$14.60	$12.65	$12.76	$11.70	$10.77
Income (loss) from investment operations:
Net investment income (loss)	.05		.11	.04	.02	(.01)	(.04)
Net realized and unrealized gain (loss) on investments	.35		(.11)	2.70	.38	1.37	1.03
Total from investment operations	.40		-	2.74	.40	1.36	.99
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.06)	(.05)	(.04)	(.01)	(.03)
Distributions from net realized gains	(.30)		(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(.39)		(1.11)	(.79)	(.51)	(.30)	(.06)
Net Asset Value, end of period	$13.50		$13.49	$14.60	$12.65	$12.76	$11.70
Total Return(a):	2.90%		.53%	22.09%	3.54%	11.82%	9.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,883		$1,491	$1,769	$854	$690	$107
Average net assets (000)	$1,627		$1,543	$1,244	$824	$401	$72
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.19%	(d)(e)	2.36% (d)	2.35%	2.35%	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	2.47%	(d)(e)	2.43% (d)	2.55%	2.75%	2.65%	3.02%
Net investment income (loss)	.72%	(e)	.80%	.31%	.12%	(.12)%	(.33)%
Portfolio turnover rate	67%	(f)	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes .01% of loan interest expense.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended September 30, 2016		Year Ended March 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.72		$14.80	$12.79	$12.86	$11.75	$10.79
Income (loss) from investment operations:
Net investment income (loss)	.09		.26	.19	.14	.11	.10
Net realized and unrealized gain (loss) on investments	.38		(.12)	2.72	.39	1.38	1.00
Total from investment operations	.47		.14	2.91	.53	1.49	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.17)	(.16)	(.13)	(.09)	(.11)
Distributions from net realized gains	(.30)		(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(.46)		(1.22)	(.90)	(.60)	(.38)	(.14)
Net Asset Value, end of period	$13.73		$13.72	$14.80	$12.79	$12.86	$11.75
Total Return(a):	3.38%		1.56%	23.27%	4.55%	12.96%	10.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,705		$35,941	$35,218	$28,037	$22,749	$18,843
Average net assets (000)	$28,274		$36,976	$29,979	$21,876	$20,014	$15,035
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.19%	(d)(e)	1.36% (d)	1.35%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.44%	(d)(e)	1.43% (d)	1.55%	1.74%	1.69%	2.08%
Net investment income (loss)	1.33%	(e)	1.90%	1.34%	1.08%	.90%	.89%
Portfolio turnover rate	67%	(f)	156%	98%	66%	53%	51%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes .01% of loan interest expense.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	31

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential US Real Estate Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), which provides subadvisory services to the Fund through its PGIM Real Estate unit (“PGIM Real Estate”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers

[1]	Prudential US Real Estate Fund is a series of Prudential Investment Portfolios 12.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PGIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PGIM Real Estate. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PGIM Real Estate, and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PGIM Real Estate’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, and PGIM Real Estate. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI and PGIM Real Estate. The Board noted that PGIM Real Estate is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PGIM Real Estate, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PGIM Real Estate under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI for the year ended December 31, 2015. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PGIM Real Estate

The Board considered potential ancillary benefits that might be received by PI and PGIM Real Estate and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PGIM Real Estate were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of

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fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year and five-year periods, although it slightly underperformed over the one-year period.
•

The Board noted information provided by PI indicating that the Fund’s net total expense ratio and actual management fee were within fifteen and ten basis points, respectively, of the median of all funds in the Peer Group.

•

The Board and PI agreed to enhance the existing expense cap of 1.35% (exclusive of 12b-1 fees and certain other fees), effective July 1, 2016 by reducing the cap to 1.00% (exclusive of 12b-1 and certain other fees) of the Fund’s average net assets through July 31, 2017.

•

The Board and PI also agreed to a permanent reduction in the Fund’s management fee schedule so that the Fund’s management fee rate would be 0.75% of average daily net assets up to $1 billion, 0.73% of average daily net assets from $1 billion to $3 billion, 0.71% of average daily net assets from $3 billion to $5 billion, 0.70% of average daily net assets from $5 billion to $10 billion, and 0.69% of average daily net assets over $10 billion.

•	The Board and PI also agreed to a permanent reduction in the Fund’s subadvisory fee schedule so that the Fund’s subadvisory fee rate would decrease from 0.45% to 0.375% on all assets.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund’s performance record to continue to develop and to renew the agreements with the permanent fee reductions.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E2    0298916-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Long-Short Equity Fund

SEMIANNUAL REPORT	SEPTEMBER 30, 2016

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Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2016 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial Company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Long-Short Equity Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart Parker, President

Prudential QMA Long-Short Equity Fund

November 15, 2016

Prudential QMA Long-Short Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 9/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	0.18	4.04	15.00 (5/29/14)
Class C	–0.27	3.25	12.98 (5/29/14)
Class Z	0.26	4.30	15.70 (5/29/14)
S&P 500 Index	6.39	15.41	18.39
Customized Blend Index	3.24	7.74	9.33
Lipper Alternative Long/Short Equity Funds Average	2.26	2.60	1.18

Average Annual Total Returns (with Sales Charges) as of 9/30/16
		One Year (%)	Since Inception (%)
Class A		–1.68	3.61 (5/29/14)
Class C		2.25	5.35 (5/29/14)
Class Z		4.30	6.42 (5/29/14)
S&P 500 Index		15.41	7.50
Customized Blend Index		7.74	3.89
Lipper Alternative Long/Short Equity Funds Average		2.60	0.37

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the Citigroup 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury Bill issues.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Alternative Long/Short Equity Funds Average—The Lipper Alternative Long/Short Equity Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Alternative Long/Short Equity Funds category for the periods noted. Funds in the Lipper Alternative Long/Short Equity Funds category employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date, and not from the Fund’s actual inception date.

Prudential QMA Long-Short Equity Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 9/30/16 (%)
Facebook, Inc., Internet Software & Services	1.8
JPMorgan Chase & Co., Banks	1.6
Bank of America Corp., Banks	1.5
Citigroup, Inc., Banks	1.4
eBay, Inc., Internet Software & Services	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a percentage of net assets as of 9/30/16 (%)
DexCom, Inc., Health Care Equipment & Supplies	–1.3
Workday, Inc., Software	–1.2
Palo Alto Networks, Inc., Communications Equipment	–1.2
Tyler Technologies, Inc., Software	–1.2
Ball Corp., Containers & Packaging	–1.1

Five Largest Industries expressed as a percentage of net assets as of 9/30/16 (%)
Health Care Equipment & Supplies	5.8
Software	5.6
Banks	4.9
Food Products	4.4
Internet Software & Services	4.3

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates.

**A short position is defined as borrowing shares and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2016, at the beginning of the period and held through the six-month period ended September 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Long-Short Equity Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Long-Short Equity Fund		Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,001.80	2.30%	$11.54
	Hypothetical	$1,000.00	$1,013.54	2.30%	$11.61
Class C	Actual	$1,000.00	$997.30	3.08%	$15.42
	Hypothetical	$1,000.00	$1,009.63	3.08%	$15.52
Class Z	Actual	$1,000.00	$1,002.60	2.07%	$10.39
	Hypothetical	$1,000.00	$1,014.69	2.07%	$10.45

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2016, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2016 are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.41	2.30
C	3.15	3.08
Z	2.13	2.07

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Long-Short Equity Fund	9

Portfolio of Investments (unaudited)

as of September 30, 2016

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS

Aerospace & Defense 3.1%
BWX Technologies, Inc.(a)	84,800	$3,253,776
General Dynamics Corp.	12,000	1,861,920
Huntington Ingalls Industries, Inc.	10,300	1,580,226
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	53,100	2,365,074
Wesco Aircraft Holdings, Inc.*	12,800	171,904

		9,232,900

Airlines 1.1%
Southwest Airlines Co.(a)	81,800	3,181,202

Auto Components 0.9%
Cooper-Standard Holding, Inc.*	8,200	810,160
Drew Industries, Inc.	2,900	284,258
Lear Corp.	8,100	981,882
Tenneco, Inc.*	3,800	221,426
Visteon Corp.	2,900	207,814

		2,505,540

Automobiles 0.2%
General Motors Co.	23,000	730,710

Banks 4.9%
Bank of America Corp.(a)	276,600	4,328,790
Citigroup, Inc.(a)	85,500	4,038,165
JPMorgan Chase & Co.(a)	70,000	4,661,300
SunTrust Banks, Inc.	29,200	1,278,960

		14,307,215

Beverages 1.7%
Dr. Pepper Snapple Group, Inc.	23,300	2,127,523
PepsiCo, Inc.	26,700	2,904,159

		5,031,682

Biotechnology 3.6%
Amgen, Inc.	8,480	1,414,549
Biogen, Inc.*	2,480	776,314
BioSpecifics Technologies Corp.*	4,700	214,649
Celgene Corp.*	26,200	2,738,686
Concert Pharmaceuticals, Inc.*	19,300	195,123
Gilead Sciences, Inc.	18,000	1,424,160

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	11

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	2,440	$980,929
Vertex Pharmaceuticals, Inc.*(a)	32,500	2,834,325

		10,578,735

Building Products 2.2%
Continental Building Products, Inc.*	54,000	1,133,460
Gibraltar Industries, Inc.*	4,800	178,320
Insteel Industries, Inc.	13,600	492,864
Masco Corp.	67,300	2,309,063
NCI Building Systems, Inc.*	33,800	493,142
Patrick Industries, Inc.*	6,900	427,248
Universal Forest Products, Inc.	15,100	1,487,199

		6,521,296

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The)	15,660	2,525,488
KCG Holdings, Inc. (Class A Stock)*	9,200	142,876

		2,668,364

Chemicals 2.7%
Air Products & Chemicals, Inc.	17,700	2,661,018
GCP Applied Technologies, Inc.*	19,200	543,744
Koppers Holdings, Inc.*	21,600	695,088
LyondellBasell Industries NV (Class A Stock)	6,300	508,158
Trinseo SA	20,700	1,170,792
Westlake Chemical Corp.	45,300	2,423,550

		8,002,350

Commercial Services & Supplies 0.2%
Knoll, Inc.	9,900	226,215
Steelcase, Inc. (Class A Stock)	24,800	344,472

		570,687

Communications Equipment 3.9%
Arista Networks, Inc.*	22,500	1,914,300
Brocade Communications Systems, Inc.	33,200	306,436
CommScope Holding Co., Inc.*	49,900	1,502,489
Digi International, Inc.*	18,400	209,760
F5 Networks, Inc.*	20,800	2,592,512
Ixia*	29,400	367,500
Juniper Networks, Inc.	68,900	1,657,734

See Notes to Financial Statements.

12

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
NETGEAR, Inc.*	39,600	$2,395,404
Plantronics, Inc.	6,700	348,132

		11,294,267

Construction & Engineering 0.6%
EMCOR Group, Inc.	21,900	1,305,678
KBR, Inc.	25,700	388,841

		1,694,519

Construction Materials 0.2%
Headwaters, Inc.*	43,000	727,560

Consumer Finance 0.4%
Navient Corp.	71,700	1,037,499
Nelnet, Inc. (Class A Stock)	4,200	169,554

		1,207,053

Containers & Packaging 1.5%
Crown Holdings, Inc.*	25,900	1,478,631
Greif, Inc. (Class A Stock)	49,000	2,429,910
Owens-Illinois, Inc.*	19,200	353,088

		4,261,629

Distributors 0.1%
Genuine Parts Co.	1,600	160,720

Diversified Telecommunication Services 1.3%
AT&T, Inc.	21,400	869,054
Verizon Communications, Inc.	54,300	2,822,514

		3,691,568

Electric Utilities 2.1%
American Electric Power Co., Inc.	36,200	2,324,402
Entergy Corp.	4,300	329,939
Exelon Corp.	37,100	1,235,059
FirstEnergy Corp.	29,900	989,092
PPL Corp.	33,300	1,151,181

		6,029,673

Electrical Equipment 0.3%
Babcock & Wilcox Enterprises, Inc.*	45,200	745,800

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	13

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.8%
Anixter International, Inc.*	11,100	$715,950
Itron, Inc.*	4,900	273,224
PC Connection, Inc.	8,000	211,360
SYNNEX Corp.	8,900	1,015,579

		2,216,113

Energy Equipment & Services 0.1%
Archrock, Inc.	31,900	417,252

Equity Real Estate Investment Trusts (REITs) 1.8%
Chesapeake Lodging Trust	7,700	176,330
Forest City Realty Trust, Inc. (Class A Stock)	24,900	575,937
Franklin Street Properties Corp.	43,100	543,060
GEO Group, Inc. (The)	68,500	1,628,930
Ryman Hospitality Properties, Inc.	7,100	341,936
Summit Hotel Properties, Inc.	6,400	84,224
VEREIT, Inc.	179,700	1,863,489

		5,213,906

Food & Staples Retailing 0.1%
Ingles Markets, Inc. (Class A Stock)	4,200	166,068

Food Products 4.4%
Blue Buffalo Pet Products, Inc.*	67,600	1,606,176
Bunge Ltd.(a)	48,600	2,878,578
ConAgra Foods, Inc.	48,100	2,265,991
Fresh Del Monte Produce, Inc.	2,000	119,800
Pilgrim’s Pride Corp.	27,900	589,248
Sanderson Farms, Inc.	25,500	2,456,415
Tyson Foods, Inc. (Class A Stock)(a)	40,800	3,046,536

		12,962,744

Gas Utilities 0.8%
UGI Corp.	51,900	2,347,956

Health Care Equipment & Supplies 5.8%
Abbott Laboratories	37,800	1,598,562
ABIOMED, Inc.*	7,600	977,208
Baxter International, Inc.	53,200	2,532,320
Becton, Dickinson and Co.	8,300	1,491,759
C.R. Bard, Inc.	7,780	1,744,898
Edwards Lifesciences Corp.*	15,340	1,849,391

See Notes to Financial Statements.

14

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Hill-Rom Holdings, Inc.	18,100	$1,121,838
Hologic, Inc.*	75,400	2,927,782
Masimo Corp.*	40,200	2,391,498
West Pharmaceutical Services, Inc.	6,900	514,050

		17,149,306

Health Care Providers & Services 3.7%
Anthem, Inc.	1,160	145,359
Express Scripts Holding Co.*	32,400	2,285,172
Magellan Health, Inc.*	33,700	1,810,701
McKesson Corp.	2,700	450,225
UnitedHealth Group, Inc.(a)	25,100	3,514,000
Universal Health Services, Inc. (Class B Stock)	4,700	579,134
WellCare Health Plans, Inc.*	17,300	2,025,657

		10,810,248

Health Care Technology 0.5%
Cerner Corp.*	26,200	1,617,850

Hotels, Restaurants & Leisure 1.9%
Bloomin’ Brands, Inc.	97,600	1,682,624
Bojangles’, Inc.*	6,700	106,932
Denny’s Corp.*	50,600	540,914
McDonald’s Corp.	9,400	1,084,384
Texas Roadhouse, Inc.	5,700	222,471
Wyndham Worldwide Corp.	29,000	1,952,570

		5,589,895

Household Durables 1.7%
D.R. Horton, Inc.(a)	98,900	2,986,780
Flexsteel Industries, Inc.	3,800	196,536
La-Z-Boy, Inc.	43,200	1,060,992
Taylor Morrison Home Corp. (Class A Stock)*	12,300	216,480
TRI Pointe Group, Inc.*	31,500	415,170

		4,875,958

Independent Power & Renewable Electricity Producers 0.2%
AES Corp.	45,700	587,245

Industrial Conglomerates 0.9%
Carlisle Cos., Inc.	25,300	2,595,021

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	15

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc. (Class A Stock)*	52,500	$481,425
FTD Cos., Inc.*	13,100	269,467
Liberty Interactive Corp. QVC Group (Class A Stock)*	36,200	724,362
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	10,900	238,165
Nutrisystem, Inc.	51,400	1,526,066

		3,239,485

Internet Software & Services 4.3%
Alphabet, Inc. (Class A Stock)*	300	241,218
Alphabet, Inc. (Class C Stock)*	3,662	2,846,436
Bankrate, Inc.*	53,900	457,072
eBay, Inc.*(a)	114,100	3,753,890
Facebook, Inc. (Class A Stock)*(a)	40,600	5,207,762
RetailMeNot, Inc.*	15,300	151,317

		12,657,695

IT Services 2.3%
CACI International, Inc. (Class A Stock)*	1,400	141,260
Cardtronics PLC (Class A Stock)*	8,400	374,640
First Data Corp. (Class A Stock)*	201,000	2,645,160
Hackett Group, Inc. (The)	14,100	232,932
Leidos Holdings, Inc.	41,600	1,800,448
Mastercard, Inc. (Class A Stock)	6,200	630,974
Total System Services, Inc.	9,500	447,925
Travelport Worldwide Ltd.	33,200	498,996

		6,772,335

Leisure Products 0.5%
Smith & Wesson Holding Corp.*	50,300	1,337,477
Sturm Ruger & Co., Inc.	2,100	121,296

		1,458,773

Life Sciences Tools & Services 0.9%
Bruker Corp.	47,300	1,071,345
Charles River Laboratories International, Inc.*	4,300	358,362
VWR Corp.*	47,700	1,352,772

		2,782,479

Machinery 2.0%
FreightCar America, Inc.	16,600	238,708
Global Brass & Copper Holdings, Inc.	5,300	153,117
Harsco Corp.	16,500	163,845

See Notes to Financial Statements.

16

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
Lydall, Inc.*	8,700	$444,831
Rexnord Corp.*	18,200	389,662
SPX Corp.*	32,600	656,564
SPX FLOW, Inc.*	56,200	1,737,704
Stanley Black & Decker, Inc.	2,200	270,556
Wabash National Corp.*	118,600	1,688,864

		5,743,851

Media 0.2%
AMC Entertainment Holdings, Inc. (Class A Stock)	5,600	174,104
News Corp. (Class A Stock)	39,200	548,016

		722,120

Metals & Mining 3.1%
Newmont Mining Corp.	33,900	1,331,931
Nucor Corp.	50,700	2,507,115
Steel Dynamics, Inc.	115,400	2,883,846
Worthington Industries, Inc.	49,300	2,367,879

		9,090,771

Mortgage Real Estate Investment Trusts (REITs) 1.5%
Chimera Investment Corp.	92,800	1,480,160
Starwood Property Trust, Inc.	130,000	2,927,600

		4,407,760

Multi-Utilities 1.3%
MDU Resources Group, Inc.	112,600	2,864,544
Public Service Enterprise Group, Inc.	19,900	833,213

		3,697,757

Multiline Retail 1.2%
Dillard’s, Inc. (Class A Stock)	5,880	370,499
Macy’s, Inc.(a)	82,800	3,067,740

		3,438,239

Oil, Gas & Consumable Fuels 3.6%
Energen Corp.	27,200	1,569,984
Marathon Petroleum Corp.	44,600	1,810,314
PBF Energy, Inc. (Class A Stock)	11,200	253,568
Phillips 66	14,400	1,159,920
Southwestern Energy Co.*	34,200	473,328

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	17

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Tesoro Corp.(a)	37,500	$2,983,500
Valero Energy Corp.	27,800	1,473,400
Western Refining, Inc.	29,600	783,216

		10,507,230

Paper & Forest Products 0.9%
KapStone Paper & Packaging Corp.	134,800	2,550,416

Personal Products 0.2%
Avon Products, Inc.	44,200	250,172
Medifast, Inc.	6,900	260,751

		510,923

Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	33,700	1,817,104
Heska Corp.*	3,800	206,834
Jazz Pharmaceuticals PLC*	22,000	2,672,560
Mallinckrodt PLC*(a)	47,300	3,300,594
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	26,200	322,522

		8,319,614

Professional Services 0.7%
Insperity, Inc.	6,100	443,104
Kforce, Inc.	22,100	452,829
On Assignment, Inc.*	13,000	471,770
Robert Half International, Inc.	15,000	567,900

		1,935,603

Real Estate Management & Development 1.1%
Altisource Portfolio Solutions SA*	3,100	100,440
Jones Lang LaSalle, Inc.	21,230	2,415,762
Marcus & Millichap, Inc.*	23,400	611,910

		3,128,112

Road & Rail 0.1%
ArcBest Corp.	11,400	216,828

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	49,800	2,356,536
Alpha & Omega Semiconductor Ltd.*	11,100	241,092
Applied Materials, Inc.(a)	100,800	3,039,120
Entegris, Inc.*	10,300	179,426

See Notes to Financial Statements.

18

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.(a)	52,600	$3,603,100
Tessera Technologies, Inc.	54,500	2,094,980
Texas Instruments, Inc.	3,500	245,630

		11,759,884

Software 5.6%
Adobe Systems, Inc.*(a)	34,100	3,701,214
Aspen Technology, Inc.*	6,500	304,135
Citrix Systems, Inc.*	7,800	664,716
Electronic Arts, Inc.*	13,300	1,135,820
Globant SA*	4,700	197,964
Intuit, Inc.(a)	27,700	3,047,277
Manhattan Associates, Inc.*	31,100	1,791,982
Nuance Communications, Inc.*	144,500	2,095,250
Oracle Corp.	69,300	2,722,104
Synopsys, Inc.*	13,100	777,485

		16,437,947

Specialty Retail 1.8%
Best Buy Co., Inc.	26,900	1,027,042
Burlington Stores, Inc.*	10,600	858,812
Francesca’s Holdings Corp.*	30,500	470,615
GNC Holdings, Inc. (Class A Stock)	69,300	1,415,106
Murphy USA, Inc.*	2,300	164,128
Staples, Inc.	169,000	1,444,950

		5,380,653

Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	16,805	1,899,805
HP, Inc.	19,300	299,729
NCR Corp.*	92,100	2,964,699

		5,164,233

Textiles, Apparel & Luxury Goods 0.1%
Unifi, Inc.*	10,200	300,186
Wolverine World Wide, Inc.	6,500	149,695

		449,881

Tobacco 0.9%
Altria Group, Inc.	41,900	2,649,338

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	19

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc.*	84,800	$2,711,904

TOTAL LONG-TERM INVESTMENTS (cost $265,173,513)		285,426,863

SHORT-TERM INVESTMENT 6.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $18,769,820)(Note 4)(b)	18,769,820	18,769,820

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 103.8% (cost $283,943,333)(Note 5)		304,196,683

SECURITIES SOLD SHORT(c) (68.5)%

COMMON STOCKS

Aerospace & Defense (0.8)%
Aerovironment, Inc.*	8,700	(212,367)
B/E Aerospace, Inc.	29,700	(1,534,302)
KLX, Inc.*	14,700	(517,440)
Mercury Systems, Inc.*	7,500	(184,275)

		(2,448,384)

Air Freight & Logistics (0.1)%
Echo Global Logistics, Inc.*	14,300	(329,758)

Airlines (1.0)%
American Airlines Group, Inc.	77,700	(2,844,597)

Auto Components (0.1)%
Motorcar Parts of America, Inc.*	11,000	(316,580)

Banks (2.8)%
Bank of Hawaii Corp.	4,600	(334,052)
Chemical Financial Corp.	5,400	(238,302)
City Holding Co.	2,800	(140,812)
Commerce Bancshares, Inc.	54,700	(2,694,522)
Community Bank System, Inc.	5,200	(250,172)
CVB Financial Corp.	27,200	(478,992)
Glacier Bancorp, Inc.	6,400	(182,528)
Home BancShares, Inc.	26,800	(557,708)
Lakeland Financial Corp.	3,300	(116,886)
Old National Bancorp	11,900	(167,314)

See Notes to Financial Statements.

20

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
People’s United Financial, Inc.	50,300	$(795,746)
Pinnacle Financial Partners, Inc.	5,100	(275,808)
ServisFirst Bancshares, Inc.	3,900	(202,449)
SVB Financial Group*	4,100	(453,214)
UMB Financial Corp.	1,900	(112,955)
United Bankshares, Inc.	2,400	(90,408)
Valley National Bancorp	24,900	(242,277)
Webster Financial Corp.	20,600	(783,006)

		(8,117,151)

Beverages (0.1)%
Coca-Cola Bottling Co. Consolidated	1,000	(148,160)
MGP Ingredients, Inc.	3,800	(153,976)

		(302,136)

Biotechnology (3.7)%
Alexion Pharmaceuticals, Inc.*	19,000	(2,328,260)
Alnylam Pharmaceuticals, Inc.*	7,400	(501,572)
Amicus Therapeutics, Inc.*	47,400	(350,760)
Bluebird Bio, Inc.*	21,500	(1,457,270)
Dynavax Technologies Corp.*	21,400	(224,486)
Halozyme Therapeutics, Inc.*	68,800	(831,104)
Kite Pharma, Inc.*	10,300	(575,358)
MacroGenics, Inc.*	3,400	(101,694)
Progenics Pharmaceuticals, Inc.*	37,200	(235,476)
Prothena Corp. PLC (Ireland)*	17,600	(1,055,472)
Radius Health, Inc.*	18,600	(1,006,074)
TESARO, Inc.*	21,700	(2,175,208)

		(10,842,734)

Building Products (0.4)%
Builders FirstSource, Inc.*	58,600	(674,486)
CaesarStone Ltd. (Israel)*	9,700	(365,787)
Quanex Building Products Corp.	7,800	(134,628)

		(1,174,901)

Capital Markets (0.5)%
Artisan Partners Asset Management, Inc. (Class A Stock)	9,800	(266,560)
FactSet Research Systems, Inc.	5,900	(956,390)
Janus Capital Group, Inc.	20,500	(287,205)

		(1,510,155)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	21

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (3.3)%
FMC Corp.	59,300	$(2,866,562)
International Flavors & Fragrances, Inc.	18,200	(2,602,054)
Kraton Corp.*	16,800	(588,672)
Mosaic Co. (The)	110,000	(2,690,600)
Olin Corp.	50,800	(1,042,416)

		(9,790,304)

Commercial Services & Supplies (1.5)%
Covanta Holding Corp.	18,700	(287,793)
Healthcare Services Group, Inc.	18,300	(724,314)
Matthews International Corp. (Class A Stock)	7,600	(461,776)
Mobile Mini, Inc.	12,800	(386,560)
Stericycle, Inc.*	29,100	(2,332,074)
Team, Inc.*	7,600	(248,596)

		(4,441,113)

Communications Equipment (2.5)%
Infinera Corp.*	78,600	(709,758)
NetScout Systems, Inc.*	35,600	(1,041,300)
Palo Alto Networks, Inc.*	22,600	(3,600,858)
ViaSat, Inc.*	26,900	(2,008,085)

		(7,360,001)

Construction & Engineering (0.3)%
Granite Construction, Inc.	4,800	(238,752)
Primoris Services Corp.	12,400	(255,440)
Tutor Perini Corp.*	13,000	(279,110)

		(773,302)

Construction Materials (0.3)%
Summit Materials, Inc. (Class A Stock)*	40,700	(754,985)

Consumer Finance
OneMain Holdings, Inc.*	4,200	(129,990)

Containers & Packaging (1.1)%
Ball Corp.	39,600	(3,245,220)

Diversified Consumer Services (0.1)%
Houghton Mifflin Harcourt Co.*	16,200	(217,242)

See Notes to Financial Statements.

22

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (1.3)%
Alliant Energy Corp.	28,600	$(1,095,666)
Otter Tail Corp.	5,000	(172,950)
PNM Resources, Inc.	3,900	(127,608)
Southern Co. (The)	35,000	(1,795,500)
Xcel Energy, Inc.	18,500	(761,090)

		(3,952,814)

Electronic Equipment, Instruments & Components (2.1)%
Corning, Inc.	74,800	(1,769,020)
InvenSense, Inc.*	14,800	(109,816)
Littelfuse, Inc.	900	(115,929)
Mesa Laboratories, Inc.	1,600	(182,976)
National Instruments Corp.	49,200	(1,397,280)
Universal Display Corp.*	25,800	(1,432,158)
VeriFone Systems, Inc.*	64,200	(1,010,508)

		(6,017,687)

Energy Equipment & Services (1.8)%
Halliburton Co.	66,500	(2,984,520)
Patterson-UTI Energy, Inc.	66,800	(1,494,316)
Schlumberger Ltd.	8,800	(692,032)

		(5,170,868)

Equity Real Estate Investment Trusts (REITs) (2.9)%
Communications Sales & Leasing, Inc.	9,500	(298,395)
CyrusOne, Inc.	18,700	(889,559)
Kilroy Realty Corp.	10,100	(700,435)
National Retail Properties, Inc.	44,300	(2,252,655)
New York REIT, Inc.	17,400	(159,210)
Realty Income Corp.	37,900	(2,536,647)
Regency Centers Corp.	14,000	(1,084,860)
Weyerhaeuser Co.	20,700	(661,158)

		(8,582,919)

Food Products (2.0)%
B&G Foods, Inc.	34,400	(1,691,792)
Snyder’s-Lance, Inc.	44,700	(1,501,026)
TreeHouse Foods, Inc.*	29,200	(2,545,948)

		(5,738,766)

Gas Utilities (0.5)%
South Jersey Industries, Inc.	43,100	(1,273,605)
Spire, Inc.	1,400	(89,236)

		(1,362,841)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	23

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (3.7)%
Analogic Corp.	2,700	$(239,220)
DexCom, Inc.*	43,100	(3,778,146)
Endologix, Inc.*	49,600	(634,880)
GenMark Diagnostics, Inc.*	18,000	(212,400)
K2M Group Holdings, Inc.*	11,300	(200,914)
Meridian Bioscience, Inc.	17,200	(331,788)
Nevro Corp.*	12,600	(1,315,314)
NuVasive, Inc.*	30,000	(1,999,800)
Wright Medical Group NV*	46,200	(1,133,286)
Zeltiq Aesthetics, Inc.*	21,700	(851,074)

		(10,696,822)

Health Care Providers & Services (2.3)%
Acadia Healthcare Co., Inc.*	48,300	(2,393,265)
Aceto Corp.	8,800	(167,112)
Air Methods Corp.*	18,100	(569,969)
AMN Healthcare Services, Inc.*	5,300	(168,911)
Centene Corp.*	12,500	(837,000)
HealthSouth Corp.	5,300	(215,021)
Henry Schein, Inc.*	2,900	(472,642)
Premier, Inc. (Class A Stock)*	10,600	(342,804)
Team Health Holdings, Inc.*	44,400	(1,445,664)

		(6,612,388)

Health Care Technology (0.1)%
Allscripts Healthcare Solutions, Inc.*	30,300	(399,051)

Hotels, Restaurants & Leisure (2.1)%
ClubCorp Holdings, Inc.	18,700	(270,589)
Domino’s Pizza, Inc.	16,600	(2,520,710)
Interval Leisure Group, Inc.	30,300	(520,251)
MGM Resorts International*	4,700	(122,341)
SeaWorld Entertainment, Inc.	15,700	(211,636)
Wynn Resorts Ltd.	26,300	(2,562,146)

		(6,207,673)

Household Durables (0.5)%
CalAtlantic Group, Inc.	46,500	(1,554,960)

Household Products (0.4)%
Energizer Holdings, Inc.	23,800	(1,189,048)

See Notes to Financial Statements.

24

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers (1.0)%
Calpine Corp.*	91,300	$(1,154,032)
Dynegy, Inc.*	53,500	(662,865)
Pattern Energy Group, Inc.	44,000	(989,560)

		(2,806,457)

Insurance (1.1)%
Arch Capital Group Ltd. (Bermuda)*	3,300	(261,558)
Mercury General Corp.	4,000	(219,400)
RenaissanceRe Holdings Ltd. (Bermuda)	20,400	(2,451,264)
RLI Corp.	5,500	(375,980)

		(3,308,202)

Internet & Direct Marketing Retail (1.6)%
Expedia, Inc.	25,900	(3,023,048)
Liberty Ventures (Class A Stock)*	45,200	(1,802,124)

		(4,825,172)

Internet Software & Services (1.0)%
Benefitfocus, Inc.*	15,900	(634,728)
Cornerstone OnDemand, Inc.*	9,000	(413,550)
Envestnet, Inc.*	5,000	(182,250)
GTT Communications, Inc.*	20,000	(470,600)
Q2 Holdings, Inc.*	9,200	(263,672)
Stamps.com, Inc.*	10,500	(992,355)

		(2,957,155)

IT Services (3.3)%
Blackhawk Network Holdings, Inc.*	25,200	(760,284)
Computer Sciences Corp.	21,700	(1,132,957)
EPAM Systems, Inc.*	20,500	(1,420,855)
Global Payments, Inc.	33,800	(2,594,488)
Paychex, Inc.	18,000	(1,041,660)
PayPal Holdings, Inc.*	66,200	(2,712,214)
PFSweb, Inc.*	10,300	(91,979)

		(9,754,437)

Leisure Products (0.7)%
Mattel, Inc.	64,000	(1,937,920)

Life Sciences Tools & Services (0.3)%
Luminex Corp.*	8,600	(195,392)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	25

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
NanoString Technologies, Inc.*	11,800	$(235,764)
Pacific Biosciences of California, Inc.*	51,600	(462,336)

		(893,492)

Machinery (1.2)%
CIRCOR International, Inc.	9,400	(559,864)
Donaldson Co., Inc.	8,600	(321,038)
Middleby Corp. (The)*	5,700	(704,634)
Proto Labs, Inc.*	13,900	(832,749)
RBC Bearings, Inc.*	13,700	(1,047,776)

		(3,466,061)

Media (0.7)%
Charter Communications, Inc. (Class A Stock)*	3,100	(836,907)
EW Scripps Co. (The) (Class A Stock)*	11,300	(179,670)
IMAX Corp.*	35,800	(1,037,126)
National CineMedia, Inc.	8,100	(119,232)

		(2,172,935)

Metals & Mining (0.9)%
Carpenter Technology Corp.	27,700	(1,142,902)
Compass Minerals International, Inc.	17,800	(1,311,860)
Schnitzer Steel Industries, Inc. (Class A Stock)	4,700	(98,230)

		(2,552,992)

Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(198,077)
New Residential Investment Corp.	38,200	(527,542)

		(725,619)

Multi-Utilities (1.5)%
Consolidated Edison, Inc.	37,300	(2,808,690)
Dominion Resources, Inc.	21,800	(1,619,086)

		(4,427,776)

Oil, Gas & Consumable Fuels (2.4)%
Callon Petroleum Co.*	92,000	(1,444,400)
Murphy Oil Corp.	63,800	(1,939,520)
Parsley Energy, Inc. (Class A Stock)*	62,500	(2,094,375)
PDC Energy, Inc.*	16,500	(1,106,490)
Synergy Resources Corp.*	43,500	(301,455)

		(6,886,240)

See Notes to Financial Statements.

26

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (1.1)%
ANI Pharmaceuticals, Inc.*	4,200	$(278,670)
Horizon Pharma PLC*	83,900	(1,521,107)
Nektar Therapeutics*	31,100	(534,298)
Pacira Pharmaceuticals, Inc.*	21,000	(718,620)
TherapeuticsMD, Inc.*	28,100	(191,361)

		(3,244,056)

Professional Services (2.4)%
Advisory Board Co. (The)*	24,900	(1,114,026)
Exponent, Inc.	3,400	(173,604)
Nielsen Holdings PLC	39,800	(2,132,086)
Verisk Analytics, Inc. (Class A Stock)*	28,400	(2,308,352)
WageWorks, Inc.*	20,000	(1,218,200)

		(6,946,268)

Road & Rail (0.7)%
Genesee & Wyoming, Inc. (Class A Stock)*	10,300	(710,185)
Knight Transportation, Inc.	46,900	(1,345,561)

		(2,055,746)

Semiconductors & Semiconductor Equipment (3.3)%
Cavium, Inc.*	36,000	(2,095,200)
Diodes, Inc.*	18,600	(396,924)
Lattice Semiconductor Corp.*	45,700	(296,593)
MACOM Technology Solutions Holdings, Inc. (Class H Stock)*	18,900	(800,226)
Microchip Technology, Inc.	47,000	(2,920,580)
Micron Technology, Inc.*	158,500	(2,818,130)
Ultratech, Inc.*	14,700	(339,276)

		(9,666,929)

Software (3.6)%
Proofpoint, Inc.*	25,100	(1,878,735)
ServiceNow, Inc.*	13,500	(1,068,525)
SS&C Technologies Holdings, Inc.	13,700	(440,455)
Tyler Technologies, Inc.*	20,200	(3,458,846)
Workday, Inc. (Class A Stock)*	39,800	(3,649,262)

		(10,495,823)

Specialty Retail (1.5)%
Advance Auto Parts, Inc.	15,500	(2,311,360)
Monro Muffler Brake, Inc.	6,300	(385,371)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	27

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Tiffany & Co.	24,900	$(1,808,487)

		(4,505,218)

Technology Hardware, Storage & Peripherals (0.5)%
Diebold, Inc.	31,200	(773,448)
Electronics For Imaging, Inc.*	13,500	(660,420)
Immersion Corp.*	16,000	(130,560)

		(1,564,428)

Textiles, Apparel & Luxury Goods (0.7)%
Under Armour, Inc. (Class A Stock)*	50,500	(1,953,340)

Thrifts & Mortgage Finance (0.3)%
Northwest Bancshares, Inc.	27,400	(430,454)
PHH Corp.*	28,600	(413,270)

		(843,724)

Trading Companies & Distributors (0.1)%
Air Lease Corp.	10,800	(308,664)

Wireless Telecommunication Services (0.1)%
Boingo Wireless, Inc.*	22,300	(229,244)

TOTAL SECURITIES SOLD SHORT (proceeds received $189,000,983)		(200,612,288)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 35.4% (cost $94,942,350)		103,584,395
Other assets in excess of liabilities 64.6%		189,354,919

NET ASSETS 100.0%		$292,939,314

The following abbreviation is used in the semiannual report:

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $66,427,649.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(c)	The aggregate value of securities sold short is $200,612,288. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $255,946,004, exceeds the value of securities sold short as of September 30, 2016. Securities sold short are subject to contractual netting arrangements.

See Notes to Financial Statements.

28

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,232,900	$—	$—
Airlines	3,181,202	—	—
Auto Components	2,505,540	—	—
Automobiles	730,710	—	—
Banks	14,307,215	—	—
Beverages	5,031,682	—	—
Biotechnology	10,578,735	—	—
Building Products	6,521,296	—	—
Capital Markets	2,668,364	—	—
Chemicals	8,002,350	—	—
Commercial Services & Supplies	570,687	—	—
Communications Equipment	11,294,267	—	—
Construction & Engineering	1,694,519	—	—
Construction Materials	727,560	—	—
Consumer Finance	1,207,053	—	—
Containers & Packaging	4,261,629	—	—
Distributors	160,720	—	—
Diversified Telecommunication Services	3,691,568	—	—
Electric Utilities	6,029,673	—	—
Electrical Equipment	745,800	—	—
Electronic Equipment, Instruments & Components	2,216,113	—	—
Energy Equipment & Services	417,252	—	—
Equity Real Estate Investment Trusts (REITs)	5,213,906	—	—
Food & Staples Retailing	166,068	—	—
Food Products	12,962,744	—	—
Gas Utilities	2,347,956	—	—
Health Care Equipment & Supplies	17,149,306	—	—
Health Care Providers & Services	10,810,248	—	—

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	29

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Level 1	Level 2	Level 3
Common Stocks (continued)
Health Care Technology	$1,617,850	$—	$—
Hotels, Restaurants & Leisure	5,589,895	—	—
Household Durables	4,875,958	—	—
Independent Power & Renewable Electricity Producers	587,245	—	—
Industrial Conglomerates	2,595,021	—	—
Internet & Direct Marketing Retail	3,239,485	—	—
Internet Software & Services	12,657,695	—	—
IT Services	6,772,335	—	—
Leisure Products	1,458,773	—	—
Life Sciences Tools & Services	2,782,479	—	—
Machinery	5,743,851	—	—
Media	722,120	—	—
Metals & Mining	9,090,771	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,407,760	—	—
Multi-Utilities	3,697,757	—	—
Multiline Retail	3,438,239	—	—
Oil, Gas & Consumable Fuels	10,507,230	—	—
Paper & Forest Products	2,550,416	—	—
Personal Products	510,923	—	—
Pharmaceuticals	8,319,614	—	—
Professional Services	1,935,603	—	—
Real Estate Management & Development	3,128,112	—	—
Road & Rail	216,828	—	—
Semiconductors & Semiconductor Equipment	11,759,884	—	—
Software	16,437,947	—	—
Specialty Retail	5,380,653	—	—
Technology Hardware, Storage & Peripherals	5,164,233	—	—
Textiles, Apparel & Luxury Goods	449,881	—	—
Tobacco	2,649,338	—	—
Trading Companies & Distributors	2,711,904	—	—
Affiliated Mutual Fund	18,769,820	—	—
Securities Sold Short:
Common Stocks
Aerospace & Defense	(2,448,384)	—	—
Air Freight & Logistics	(329,758)	—	—
Airlines	(2,844,597)	—	—
Auto Components	(316,580)	—	—
Banks	(8,117,151)	—	—
Beverages	(302,136)	—	—
Biotechnology	(10,842,734)	—	—
Building Products	(1,174,901)	—	—
Capital Markets	(1,510,155)	—	—
Chemicals	(9,790,304)	—	—
Commercial Services & Supplies	(4,441,113)	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Common Stocks (continued)
Communications Equipment	$(7,360,001)	$—	$—
Construction & Engineering	(773,302)	—	—
Construction Materials	(754,985)	—	—
Consumer Finance	(129,990)	—	—
Containers & Packaging	(3,245,220)	—	—
Diversified Consumer Services	(217,242)	—	—
Electric Utilities	(3,952,814)	—	—
Electronic Equipment, Instruments & Components	(6,017,687)	—	—
Energy Equipment & Services	(5,170,868)	—	—
Equity Real Estate Investment Trusts (REITs)	(8,582,919)	—	—
Food Products	(5,738,766)	—	—
Gas Utilities	(1,362,841)	—	—
Health Care Equipment & Supplies	(10,696,822)	—	—
Health Care Providers & Services	(6,612,388)	—	—
Health Care Technology	(399,051)	—	—
Hotels, Restaurants & Leisure	(6,207,673)	—	—
Household Durables	(1,554,960)	—	—
Household Products	(1,189,048)	—	—
Independent Power & Renewable Electricity Producers	(2,806,457)	—	—
Insurance	(3,308,202)	—	—
Internet & Direct Marketing Retail	(4,825,172)	—	—
Internet Software & Services	(2,957,155)	—	—
IT Services	(9,754,437)	—	—
Leisure Products	(1,937,920)	—	—
Life Sciences Tools & Services	(893,492)	—	—
Machinery	(3,466,061)	—	—
Media	(2,172,935)	—	—
Metals & Mining	(2,552,992)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(725,619)	—	—
Multi-Utilities	(4,427,776)	—	—
Oil, Gas & Consumable Fuels	(6,886,240)	—	—
Pharmaceuticals	(3,244,056)	—	—
Professional Services	(6,946,268)	—	—
Road & Rail	(2,055,746)	—	—
Semiconductors & Semiconductor Equipment	(9,666,929)	—	—
Software	(10,495,823)	—	—
Specialty Retail	(4,505,218)	—	—
Technology Hardware, Storage & Peripherals	(1,564,428)	—	—
Textiles, Apparel & Luxury Goods	(1,953,340)	—	—
Thrifts & Mortgage Finance	(843,724)	—	—
Trading Companies & Distributors	(308,664)	—	—
Wireless Telecommunication Services	(229,244)	—	—

Total	$103,584,395	$—	$—

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	31

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Fund	6.4%
Health Care Equipment & Supplies	5.8
Software	5.6
Banks	4.9
Food Products	4.4
Internet Software & Services	4.3
Semiconductors & Semiconductor Equipment	4.0
Communications Equipment	3.9
Health Care Providers & Services	3.7
Biotechnology	3.6
Oil, Gas & Consumable Fuels	3.6
Aerospace & Defense	3.1
Metals & Mining	3.1
Pharmaceuticals	2.8
Chemicals	2.7
IT Services	2.3
Building Products	2.2
Electric Utilities	2.1
Machinery	2.0
Hotels, Restaurants & Leisure	1.9
Specialty Retail	1.8
Equity Real Estate Investment Trusts (REITs)	1.8
Technology Hardware, Storage & Peripherals	1.8
Beverages	1.7
Household Durables	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.5
Containers & Packaging	1.5
Multi-Utilities	1.3
Diversified Telecommunication Services	1.3
Multiline Retail	1.2
Internet & Direct Marketing Retail	1.1
Airlines	1.1
Real Estate Management & Development	1.1
Life Sciences Tools & Services	0.9
Trading Companies & Distributors	0.9
Capital Markets	0.9
Tobacco	0.9
Industrial Conglomerates	0.9
Paper & Forest Products	0.9
Auto Components	0.9
Gas Utilities	0.8
Electronic Equipment, Instruments & Components	0.8
Professional Services	0.7
Construction & Engineering	0.6
Health Care Technology	0.5
Leisure Products	0.5
Consumer Finance	0.4
Electrical Equipment	0.3
Automobiles	0.2
Construction Materials	0.2
Media	0.2
Independent Power & Renewable Electricity Producers	0.2
Commercial Services & Supplies	0.2
Personal Products	0.2
Textiles, Apparel & Luxury Goods	0.1
Energy Equipment & Services	0.1
Road & Rail	0.1
Food & Staples Retailing	0.1
Distributors	0.1
Diversified Consumer Services	(0.1)
Wireless Telecommunication Services	(0.1)
Beverages	(0.1)
Trading Companies & Distributors	(0.1)
Auto Components	(0.1)
Air Freight & Logistics	(0.1)
Health Care Technology	(0.1)
Mortgage Real Estate Investment Trusts (REITs)	(0.2)
Construction Materials	(0.3)
Construction & Engineering	(0.3)
Thrifts & Mortgage Finance	(0.3)
Life Sciences Tools & Services	(0.3)
Building Products	(0.4)
Household Products	(0.4)
Gas Utilities	(0.5)
Capital Markets	(0.5)
Household Durables	(0.5)
Technology Hardware, Storage & Peripherals	(0.5)
Leisure Products	(0.7)
Textiles, Apparel & Luxury Goods	(0.7)
Road & Rail	(0.7)
Media	(0.7)
Aerospace & Defense	(0.8)
Metals & Mining	(0.9)
Independent Power & Renewable Electricity Producers	(1.0)
Airlines	(1.0)
Internet Software & Services	(1.0)
Pharmaceuticals	(1.1)
Containers & Packaging	(1.1)
Insurance	(1.1)
Machinery	(1.2)
Electric Utilities	(1.3)
Multi-Utilities	(1.5)
Commercial Services & Supplies	(1.5)

See Notes to Financial Statements.

32

Specialty Retail	(1.5	) %
Internet & Direct Marketing Retail	(1.6)
Energy Equipment & Services	(1.8)
Food Products	(2.0)
Electronic Equipment, Instruments & Components	(2.1)
Hotels, Restaurants & Leisure	(2.1)
Health Care Providers & Services	(2.3)
Oil, Gas & Consumable Fuels	(2.4)
Professional Services	(2.4)
Communications Equipment	(2.5)
Banks	(2.8)
Equity Real Estate Investment Trusts (REITs)	(2.9)
Semiconductors & Semiconductor Equipment	(3.3)
IT Services	(3.3)
Chemicals	(3.3)
Software	(3.6)
Health Care Equipment & Supplies	(3.7)
Biotechnology	(3.7)

	35.4
Other assets in excess of liabilities	64.6

	100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of September 30, 2016, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$735,688

For the six months ended September 30, 2016, the Fund’s average value at trade date for futures contracts long position was $2,099,108.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	33

Statement of Assets & Liabilities (unaudited)

as of September 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $265,173,513)	$285,426,863
Affiliated investments (cost $18,769,820)	18,769,820
Deposit with broker for securities sold short	189,518,355
Receivable for Fund shares sold	2,458,817
Dividends receivable	467,593
Prepaid expenses	3,073

Total assets	496,644,521

Liabilities
Securities sold short, at value (proceeds received $189,000,983)	200,612,288
Payable for Fund shares reacquired	2,591,832
Management fee payable	239,425
Dividends payable on securities sold short	200,887
Distribution fee payable	38,079
Accrued expenses and other liabilities	15,399
Affiliated transfer agent fee payable	7,297

Total liabilities	203,705,207

Net Assets	$292,939,314

Net assets were comprised of:
Shares of beneficial interest, at par	$25,702
Paid-in capital in excess of par	284,999,491

285,025,193
Accumulated net investment loss	(337,308)
Accumulated net realized loss on investment transactions	(390,616)
Net unrealized appreciation on investments	8,642,045

Net assets, September 30, 2016	$292,939,314

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share, ($72,471,564 ÷ 6,371,517 shares of beneficial interest issued and outstanding)	$11.37
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.03

Class C
Net asset value, offering price and redemption price per share, ($29,544,809 ÷ 2,644,037 shares of beneficial interest issued and outstanding)	$11.17

Class Z
Net asset value, offering price and redemption price per share, ($190,922,941 ÷ 16,686,066 shares of beneficial interest issued and outstanding)	$11.44

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	35

Statement of Operations (unaudited)

Six Months Ended September 30, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$2,762,055
Affiliated dividend income	47,613
Other income	3,096
Interest income	403

Total income	2,813,167

Expenses
Management fee	1,797,931
Distribution fee—Class A	115,060
Distribution fee—Class C	138,099
Dividend expense on short sales	975,499
Transfer agent’s fees and expenses (including affiliated expense of $18,229)	101,000
Custodian and accounting fees	36,000
Registration fees	35,000
Audit fee	15,000
Shareholders’ reports	13,000
Legal fees and expenses	11,000
Trustees’ fees	7,000
Insurance expenses	1,000
Miscellaneous	7,536

Total expenses	3,253,125
Less: Management fee waiver and/or expense reimbursement	(85,708)
Distribution fee waiver-Class A	(19,177)

Net expenses	3,148,240

Net investment income (loss)	(335,073)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,851,862
Futures transactions	735,688
Short sales transactions	(7,927,367)

(5,339,817)

Net change in unrealized appreciation (depreciation) on:
Investments	14,056,256
Short sales	(8,247,259)

5,808,997

Net gain (loss) on investment transactions	469,180

Net Increase (Decrease) In Net Assets Resulting From Operations	$134,107

See Notes to Financial Statements.

36

Statement of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2016	Year Ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(335,073)	$(110,115)
Net realized gain (loss) on investment transactions	(5,339,817)	5,769,607
Net change in unrealized appreciation (depreciation) on investments	5,808,997	600,076

Net increase (decrease) in net assets resulting from operations	134,107	6,259,568

Distributions from net realized gains (Note 1)
Class A	—	(275,823)
Class C	—	(37,161)
Class Z	—	(369,254)

	—	(682,238)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	147,967,240	250,414,087
Net asset value of shares issued in reinvestment of dividends	—	662,919
Cost of shares reacquired	(124,530,867)	(26,629,825)

Net increase (decrease) in net assets from Fund share transactions	23,436,373	224,447,181

Total increase (decrease)	23,570,480	230,024,511

Net Assets:
Beginning of period	269,368,834	39,344,323

End of period	$292,939,314	$269,368,834

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	37

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund (the “Fund”) and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential QMA Long-Short Equity Fund, a non-diversified fund. The financial statements of the other portfolios are not presented herein. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997.

The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

38

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential QMA Long-Short Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does generally not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker

40

an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures contracts against default.

Short Sales: The Fund engages in short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of

Prudential QMA Long-Short Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

42

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Association LLC (“QMA”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective July 1, 2016, the management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.15% on average daily net assets up to and including $5 billion and 1.13% on the average daily net assets in excess of $5 billion. Prior to July 1, 2016, the management fee paid to PI was accrued daily and payable monthly at an annual rate of 1.40% of the average daily net assets of the Fund. The effective management fee rate before any waivers and/or expense reimbursements was 1.28% for the six months ended September 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was 1.22%.

Effective July 1, 2016, PI has contractually agreed, through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.25% of the Fund’s average daily net assets. Prior to July 1, 2016, PI had contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. For the six months ended September 30, 2016, PIMS contractually agreed through July 31, 2017 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $198,185 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2016.

Prudential QMA Long-Short Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2016, it received $453 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The Fund’s cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended September 30, 2016, were $102,948,859 and $97,846,351, respectively. Portfolio securities short sales and purchases to cover were $110,936,753 and $86,007,550, respectively.

44

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2016 were as follows:

Tax Basis	$284,007,635

Appreciation	28,522,670
Depreciation	(8,333,622)

Total Net Unrealized Appreciation	$20,189,048

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2016, 4 shareholders of record held 59% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential QMA Long-Short Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

Transaction in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2016:
Shares sold	3,032,177	$34,328,538
Shares reacquired	(3,671,361)	(41,098,137)

Net increase (decrease) in shares outstanding before conversion	(639,184)	(6,769,599)
Shares reacquired upon conversion into other share class(es)	(353,675)	(3,995,998)

Net increase (decrease) in shares outstanding	(992,859)	$(10,765,597)

Year ended March 31, 2016:
Shares sold	8,085,969	$90,252,223
Shares issued in reinvestment of dividends and distributions	23,057	257,317
Shares reacquired†	(806,602)	(8,889,899)

Net increase (decrease) in shares outstanding before conversion	7,302,424	81,619,641
Shares issued upon conversion from other share class(es)	96,634	1,107,227
Shares reacquired upon conversion into other share class(es)	(62,477)	(710,092)

Net increase (decrease) in shares outstanding	7,336,581	$82,016,776

Class C
Six months ended September 30, 2016:
Shares sold	926,134	$10,314,691
Shares reacquired	(251,451)	(2,791,285)

Net increase (decrease) in shares outstanding before conversion	674,683	7,523,406
Shares reacquired upon conversion into other share class(es)	(10,157)	(113,189)

Net increase (decrease) in shares outstanding	664,526	$7,410,217

Year ended March 31, 2016:
Shares sold	1,993,883	$21,879,991
Shares issued in reinvestment of dividends and distributions	3,322	36,645
Shares reacquired†	(34,815)	(384,517)

Net increase (decrease) in shares outstanding before conversion	1,962,390	21,532,119
Shares reacquired upon conversion into other share class(es)	(2,423)	(27,181)

Net increase (decrease) in shares outstanding	1,959,967	$21,504,938

46

Class Z	Shares	Amount
Six months ended September 30, 2016:
Shares sold	9,092,926	$103,324,011
Shares reacquired	(7,108,825)	(80,641,445)

Net increase (decrease) in shares outstanding before conversion	1,984,101	22,682,566
Shares issued upon conversion from other share class(es)	361,624	4,109,187

Net increase (decrease) in shares outstanding	2,345,725	$26,791,753

Year ended March 31, 2016:
Shares sold	12,391,108	$138,281,873
Shares issued in reinvestment of dividends and distributions	32,943	368,957
Shares reacquired†	(1,573,471)	(17,355,409)

Net increase (decrease) in shares outstanding before conversion	10,850,580	121,295,421
Shares issued upon conversion from other share class(es)	64,583	737,273
Shares reacquired upon conversion into other share class(es)	(96,260)	(1,107,227)

Net increase (decrease) in shares outstanding	10,818,903	$120,925,467

†	Includes affiliated redemption of 1,007 shares with a value of $11,365 for Class A shares, 1,007 shares with a value of $11,244 for Class C shares and 1,007 shares with a value of $11,405 for Class Z shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates.

Subsequent to the fiscal period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended September 30, 2016.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA Long-Short Equity Fund	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2016		Year Ended March 31, 2016	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.35		$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.01)	(.05)
Net realized and unrealized gain (loss) on investments	.04		.41	1.12
Total from investment operations	.02		.40	1.07
Less Distributions:
Distributions from net realized gains	-		(.05)	(.07)
Net asset value, end of period	$11.37		$11.35	$11.00
Total Return(a):	.18%		3.67%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,472		$83,612	$306
Average net assets (000)	$76,497		$28,971	$93
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.30%	(e)	2.45%	2.41%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.41%	(e)	2.64%	3.61%	(e)
Net investment income (loss)	(.35)%	(e)	(.07)%	(.61)%	(e)
Portfolio turnover rate	43%	(f)	160%	131%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .68%, .70% and .63% for the six months ended September 30, 2016, the year ended March 31, 2016 and the period ended March 31, 2015, respectively.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended September 30, 2016		Year Ended March 31, 2016	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.20		$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.06)		(.08)	(.12)
Net realized and unrealized gain (loss) on investments	.03		.40	1.12
Total from investment operations	(.03)		.32	1.00
Less Distributions:
Distributions from net realized gains	-		(.05)	(.07)
Net asset value, end of period	$11.17		$11.20	$10.93
Total Return(a):	(.27%	)	2.96%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,545		$22,165	$214
Average net assets (000)	$27,544		$5,719	$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	3.08%	(e)	3.22%	3.16%	(e)
Expenses before waivers and/or expense reimbursement(g)	3.15%	(e)	3.37%	4.32%	(e)
Net investment income (loss)	(1.05)%	(e)	(.74)%	(1.38)%	(e)
Portfolio turnover rate	43%	(f)	160%	131%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .71%, .71% and .65% for the six months ended September 30, 2016, the year ended March 31, 2016 and the period ended March 31, 2015, respectively.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	49

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30, 2016		Year Ended March 31, 2016	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.41		$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-		(.01)	(.04)
Net realized and unrealized gain (loss) on investments	.03		.44	1.14
Total from investment operations	.03		.43	1.10
Less Distributions:
Distributions from net realized gains	-		(.05)	(.07)
Net asset value, end of period	$11.44		$11.41	$11.03
Total Return(a):	.26%		3.93%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$190,923		$163,592	$38,825
Average net assets (000)	$176,845		$67,895	$23,245
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.07%	(e)	2.18%	2.12%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.13%	(e)	2.40%	3.27%	(e)
Net investment income (loss)	(.06)%	(e)	(.07)%	(.44)%	(e)
Portfolio turnover rate	43%	(f)	160%	131%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .70%, .68% and .62% for the six months ended September 30, 2016, the year ended March 31, 2016 and the period ended March 31, 2015, respectively.

See Notes to Financial Statements.

50

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential QMA Long-Short Equity Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential QMA Long-Short Equity Fund is a series of Prudential Investment Portfolios 12.

Prudential QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2015 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that

Prudential QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Alternative Long/Short Equity Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

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•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board and PI agreed to reduce the existing expense cap of 1.50%, effective July 1, 2016, to 1.25% (exclusive of 12b-1and certain other fees) through July 31, 2017.
•

The Board and PI also agreed to a permanent reduction in the Fund’s management fee schedule so that the Fund’s management fee rate would be 1.15% of average daily net assets up to $5 billion and 1.13% of average daily net assets over $5 billion.

•

The Board and PI also agreed to a permanent reduction in the Fund’s subadvisory fee schedule so that the Fund’s subadvisory fee rate would be 0.62% of average daily net assets up to $1 billion and 0.60% of average daily net assets over $1 billion.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to permit the Fund to continue to build a performance record, and to renew the agreements with the permanent fee reductions.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*     *     *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential QMA Long-Short Equity Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Long-Short Equity Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z
NASDAQ	PLHAX	PLHCX	PLHZX
CUSIP	744336868	744336850	744336843

MF221E2    0298918-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Short Duration Muni High Income Fund

SEMIANNUAL REPORT	SEPTEMBER 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2016 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Muni High Income Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart Parker, President

Prudential Short Duration Muni High Income Fund

November 15, 2016

Prudential Short Duration Muni High Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 9/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	1.88	4.50	8.60 (5/29/14)
Class C	1.49	3.72	6.61 (5/29/14)
Class Z	2.01	4.76	9.25 (5/29/14)
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index	2.02	2.97	4.54
Lipper High Yield Municipal Debt Funds Average	4.14	8.67	15.90

Average Annual Total Returns (with Sales Charges) as of 9/30/16
		One Year (%)	Since Inception (%)
Class A		1.10	2.13 (5/29/14)
Class C		2.72	2.77 (5/29/14)
Class Z		4.76	3.85 (5/29/14)
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index		2.97	1.92
Lipper High Yield Municipal Debt Funds Average		8.67	6.52

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index—The Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Bloomberg Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark eligible investment grade municipal bonds with maturities from 1 to 8 years, and the Bloomberg Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years.

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. The Lipper High Yield Municipal Debt Funds Average consists of funds that typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date, and not from the Fund’s actual inception date.

Prudential Short Duration Muni High Income Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 9/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	0.10	1.63	2.69	2.88	1.44	2.38	2.54
Class C	0.06	0.95	1.57	1.68	0.75	1.24	1.33
Class Z	0.12	1.94	3.21	3.43	1.74	2.88	3.07

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Credit Quality expressed as a percentage of total investments as of 9/30/16 (%)
AAA	1.2
AA	12.0
A	20.2
BBB	37.3
BB	12.6
B	7.5
Not Rated	7.3
Cash/Cash Equivalents	1.9
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2016, at the beginning of the period and held through the six-month period ended September 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Short Duration Muni High Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Muni High Income Fund		Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,018.80	0.85%	$4.30
	Hypothetical	$1,000.00	$1,020.81	0.85%	$4.31
Class C	Actual	$1,000.00	$1,014.90	1.60%	$8.08
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09
Class Z	Actual	$1,000.00	$1,020.10	0.60%	$3.04
	Hypothetical	$1,000.00	$1,022.06	0.60%	$3.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2016, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended September 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.04	0.85
C	1.79	1.60
Z	0.79	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of September 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.0%

Alaska 0.4%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$612,051

Arizona 4.5%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.243	(a)	01/01/37	2,005	1,851,658
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Rfdg, 144A	3.000		07/01/20	475	480,890
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Series A, Rfdg, 144A	4.000		07/01/25	1,000	1,059,830
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750		07/01/24	705	723,118
La Paz County Industrial Development Authority, Revenue, Cosmos Foundation, Inc., Series A, 144A	5.000		02/15/26	750	876,442
Maricopa County Industrial Development Authority, Revenue, Horizon Community Learning Center, Rfdg	4.000		07/01/26	1,000	1,076,080
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000		07/01/26	350	378,469
Maricopa County Pollution Control Corp., Revenue, Public Service Co. of Mexico, Series A, Rfdg (Mandatory Put Date 06/01/20)	2.400		06/01/43	500	511,140
Salt Verde Fin Corp., Gas Revenue	5.250		12/01/21	480	560,093

					7,517,720

Arkansas 0.5%
County of Baxter Regional Medical Center, Revenue, Series A, Rfdg	5.000		09/01/22	700	813,981

California 6.9%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000		06/01/26	500	561,315
California Municipal Finance Authority, Revenue, Palmdale Aerospace Academy Project, 144A	4.000		07/01/26	750	798,600
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000		07/01/21	400	433,820
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000		07/01/24	270	296,976
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000		07/01/25	285	314,403
California School Finance Authority, Revenue, Green Dot Public School Project, Series A, 144A	4.000		08/01/25	330	361,069

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	9

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont'd.)
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%		07/01/25	500	$531,810
California Statewide Communities Development Authority, Revenue, St. Joseph Healthcare System, AGM (Escrowed to Maturity date 07/01/18)(b)	4.500		07/01/18	340	353,920
Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000		09/01/21	755	875,052
City of Fontana Sierra Hills, Special Tax, Series 22, Rfdg	4.000		09/01/19	385	415,869
City of LA Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000		05/15/18	225	233,800
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000		09/01/22	225	266,362
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500		06/01/27	3,625	3,675,206
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.997	(a)	11/15/27	700	666,645
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000		11/15/17	175	181,337
Long Beach Bond Finance Authority, Revenue, Series A	5.250		11/15/19	140	153,580
Los Angeles County Regional Financing Authority, Revenue, California Mortgage Insurance, Montecedro, Inc., Series B-1	3.000		11/15/21	140	140,258
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A-1	1.977	(a)	11/01/38	1,360	1,258,830
Tobacco Securitization Authority of Northern California, Revenue, Series A-1	4.750		06/01/23	30	30,223

					11,549,075

Colorado 2.9%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Bldg Corp. Stem Project, Rfdg	4.000		11/01/24	530	554,979
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000		07/01/19	100	109,857
Colorado Health Facilities Authority, Revenue, Christian Living Neighborhood, Rfdg	4.000		01/01/22	300	327,183
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/20	695	740,182
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/22	125	135,856

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Colorado (cont'd.)
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%	01/01/24	300	$324,246
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000	12/01/19	515	551,112
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000	09/01/20	650	741,598
Park Creek Metropolitan District, Series A, Special Tax, Rfdg	5.000	12/01/23	1,100	1,325,401

				4,810,414

Delaware 1.8%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250	06/01/26	800	796,032
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	525	532,744
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000	06/01/21	460	477,830
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000	06/01/22	225	233,518
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000	06/01/23	415	428,143
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.250	06/01/24	415	432,708
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000	07/01/22	100	107,822
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	5.000	07/01/23	100	114,574

				3,123,371

District of Columbia 0.7%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	795	834,551
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000	07/01/23	275	316,910

				1,151,461

Florida 5.4%
Citizens Property Insurance Corp., Revenue, Series A-1	5.000	06/01/20	1,000	1,118,310
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	150	181,117

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont'd.)
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/25	400	$496,592
Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	813,031
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	44,136
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000	11/15/26	500	543,215
Halifax Hospital Medical Center, Revenue, Rfdg	5.000	06/01/24	340	415,381
Lakewood Ranch Stewardship District, Special Assessment	4.000	05/01/21	500	514,555
Lakewood Ranch Stewardship District, Special Assessment	4.250	05/01/25	400	423,292
Lakewood Ranch Stewardship District, Special Assessment	4.250	05/01/26	250	258,757
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg	3.950	12/15/21	250	263,345
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,126,230
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250	10/01/21	100	112,999
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	300	354,399
Village Community Development District No. 4, Special Assessment, Rfdg	4.125	05/01/21	95	101,997
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000	05/01/21	160	161,917
Village Community Development District No. 6, Special Assessment, Rfdg	3.000	05/01/20	115	116,999
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000	05/01/24	60	66,841
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000	05/01/26	290	317,550
Village Community Development District No. 7, Special Assessment, Rfdg	4.000	05/01/21	490	535,884
Village Community Development District No. 7, Special Assessment, Rfdg	4.000	05/01/25	195	219,075
Village Community Development District No.10, Special Assessment	4.500	05/01/23	245	271,879

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont'd.)
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	565	$572,238

				9,029,739

Georgia 1.0%
Monroe County Development Authority, Revenue, Georgia Power Co.	2.350	10/01/48	1,000	1,034,160
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500	01/01/20	30	31,086
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	500	585,760

				1,651,006

Guam 1.9%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000	07/01/20	400	447,936
Territory of Guam, Revenue, Series A	5.000	01/01/23	250	287,212
Territory of Guam, Revenue, Series A, Rfdg	5.000	12/01/23	1,000	1,194,870
Territory of Guam, Revenue, Series D, Rfdg	5.000	11/15/21	1,100	1,265,759

				3,195,777

Idaho 1.3%
County of Nez Perce, Revenue, Rfdg	2.750	10/01/24	1,000	996,650
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue, Rfdg	5.000	09/01/22	1,000	1,146,220

				2,142,870

Illinois 13.1%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000	12/01/18	250	256,178
Chicago Board of Education, Series A, GO, AMBAC, Rfdg	5.250	12/01/16	500	501,810
Chicago Board of Education, Series D, GO, AGM	5.000	12/01/17	100	102,930
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000	12/01/18	160	167,560
Chicago Board of Education, Revenue, Series D, GO, AGM, Rfdg	4.000	12/01/16	145	145,697
Chicago Board of Education, Revenue, Series D, GO, AGM, Rfdg (Escrowed to Maturity date 12/01/16)(b)	4.000	12/01/16	55	55,301
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	239,908

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont'd.)
Chicago Transit Authority, Revenue, Federal Transit Administration Sect 530, AGM, Rfdg	5.000%	06/01/22	1,630	$1,848,876
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000	01/01/20	270	272,082
City of Chicago, Series A, GO	4.000	12/01/17	275	279,174
City of Chicago, Series A, GO	4.000	12/01/18	225	229,304
City of Chicago, Series A, GO	5.000	01/01/18	240	245,609
City of Chicago, Series A, GO, AGM, Rfdg	5.000	01/01/21	50	50,931
City of Chicago, Series A, GO, AMBAC, Rfdg	4.000	12/01/16	210	210,542
City of Chicago, Series A, GO, Rfdg	5.000	01/01/24	335	348,839
City of Chicago, Series B, GO	5.000	01/01/17	280	281,616
City of Chicago, Series B, GO	5.000	01/01/18	600	614,022
City of Chicago, Series B, GO (Escrowed to Maturity date 01/01/17)(b)	5.000	01/01/17	220	222,314
City of Chicago, Series B, GO, Rfdg	5.000	01/01/19	750	777,427
City of Chicago, Series B, GO, Rfdg	5.000	01/01/23	250	270,300
City of Chicago, Series C, GO, Rfdg	5.000	01/01/22	630	676,513
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000	01/01/20	1,120	1,196,754
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000	01/01/25	350	396,123
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000	01/01/18	200	205,774
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	850	974,695
City of Chicago Waterworks, Revenue, Rfdg	4.000	11/01/19	490	521,502
City of Chicago Waterworks, Revenue, Second Lien Project	4.000	11/01/17	315	323,770
City of Chicago Waterworks, Revenue, Second Lien Project	4.000	11/01/21	250	273,172
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250	11/01/18	250	264,540
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000	11/01/20	1,015	1,095,632
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000	11/01/20	385	433,044
City of Chicago Waterworks, Revenue, Second, Lien Rfdg	5.000	11/01/22	195	227,267
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	275	324,085
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,184,610

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont'd.)
Illinois Finance Authority, Presbyterian Homes, Revenue, Series B, Rfdg (Mandatory Put Date 05/01/21)	1.716	%(a)	05/01/36	500	$500,835
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500		11/01/18	60	63,980
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000		11/01/30	350	394,282
Illinois Finance Authority, Revenue, Institute of Technology, Series A, Rfdg	5.000		04/01/31	500	500,100
Illinois Finance Authority, Revenue, Presence Health Network, Series C, Rfdg	5.000		02/15/23	1,000	1,150,750
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(b)	4.500		05/15/20	175	185,095
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000		08/15/23	600	647,958
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000		08/15/19	110	119,996
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375		06/01/21	635	745,185
State of Illinois, GO, Rfdg	5.000		01/01/18	475	494,095
State of Illinois, GO, Rfdg	5.000		08/01/18	55	58,069
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000		01/01/20	200	219,794
State of Illinois, Series A, GO	4.000		01/01/23	360	379,692
State of Illinois, Series A, GO	5.000		04/01/20	100	109,054
State of Illinois, Series A, GO, AGM	4.000		09/01/22	150	154,863
State of Illinois, Series B, GO, Rfdg	5.250		01/01/18	250	260,820
State of Illinois, Revenue, GO, AGM, Rfdg	4.000		01/01/20	525	560,464
State of Illinois, Revenue, GO, Rfdg	5.000		02/01/20	210	228,299

					21,991,232

Indiana 0.5%
Gary Chicago International Airport Authority, Revenue, AMT	5.000		02/01/20	835	906,835

Iowa 0.9%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000		12/01/19	1,000	1,034,650
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500		12/01/22	415	428,633

					1,463,283

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Kentucky 0.7%
Kentucky Economic Development Finance Authority, Revenue, Next Generation Information Highway, Series A	5.000%	07/01/22	350	$404,663
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250	06/01/20	500	567,165
Warren County Hospital Facility, Revenue, Community Hospital Project, Series A, Rfdg (Pre-refunded date 08/01/17)(b)	5.000	08/01/21	150	155,274

				1,127,102

Louisiana 1.7%
City of New Orleans, GO, Rfdg	5.000	12/01/22	100	120,592
City of New Orleans, GO, Rfdg	5.000	12/01/23	150	184,392
City of New Orleans Sewerage Service, Revenue	5.000	06/01/23	300	361,209
City of New Orleans Sewerage Service, Revenue	5.000	06/01/24	200	243,996
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	316,437
Louisiana State Citizens Property Insurance Corp., Revenue, AGM, Rfdg	5.000	06/01/21	750	875,130
New Orleans Sewerage Service, Revenue, Rfdg	5.000	06/01/19	400	439,696
New Orleans Sewerage Service, Revenue, Rfdg	5.000	06/01/20	350	395,846

				2,937,298

Maryland 1.4%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000	07/01/18	400	420,344
Frederick County Special Obligation, Urbana Community Development Authorization, Special Tax, Series A, Rfdg	5.000	07/01/20	100	112,411
Frederick County Special Obligation, Urbana Community Development Authorization, Special Tax, Series A, Rfdg	5.000	07/01/21	100	113,923
Maryland Economic Development Corp., Revenue, Purple Line Light Rail Project, Series B, AMT	5.000	09/30/26	1,000	1,150,790
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000	07/01/21	500	582,725

				2,380,193

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Massachusetts 0.3%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%	04/15/20	425	$450,181

Michigan 1.2%
Michigan Finance Authority, Revenue, Henry Ford Health System, Rfdg	5.000	11/15/24	500	617,985
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000	07/01/18	640	668,474
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	469,164
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500	12/01/20	275	289,693

				2,045,316

Minnesota 0.7%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000	07/01/22	480	495,926
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000	09/01/19	185	204,788
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000	11/15/20	500	567,540

				1,268,254

Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150	02/01/19	500	507,505
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000	05/01/19	125	135,646
St. Louis County Industrial Development Authority, Revenue, St. Andrews, Series B, Rfdg	3.125	12/01/19	1,000	1,002,260

				1,645,411

Nevada 1.2%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	577,120
County of Washoe, Sierra Pacific Power Co., Revenue, Series B, Rfdg (Mandatory Put Date 06/01/22)	3.000	03/01/36	1,000	1,077,420

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Nevada (cont'd.)
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.000%	12/15/25	305	$314,476

				1,969,016

New Hampshire 0.3%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 10/01/19), 144A	4.000	04/01/29	500	485,000

New Jersey 9.7%
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000	02/15/20	100	111,624
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000	02/15/21	150	171,738
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000	02/15/22	300	351,150
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000	11/01/19	500	509,980
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000	06/15/21	685	769,515
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750	06/15/19	245	264,166
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000	01/01/23	500	577,560
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000	09/01/18	85	90,556
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg (Escrowed to Maturity date 09/01/18)(b)	5.000	09/01/18	245	264,103
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity date 03/01/19)(b)	5.000	03/01/19	150	164,307
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000	06/15/22	500	568,220
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000	05/01/19	275	297,550
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875	09/15/19	2,455	2,600,434
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500	07/01/20	290	320,731

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont'd.)
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%		07/01/19	130	$139,567
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000		07/01/19	235	258,164
New Jersey Health Care Facilities Financing Authority, Revenue, St. Joseph’s Heathcare System	5.000		07/01/24	1,000	1,212,040
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000		07/01/23	500	601,305
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000		07/01/21	125	146,121
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000		06/15/19	100	108,763
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000		06/15/22	1,000	1,140,970
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500		12/15/21	175	203,947
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500		12/15/20	200	227,802
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250		12/15/19	440	487,243
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/20	100	112,269
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/21	350	400,771
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500		06/01/23	2,290	2,328,770
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625		06/01/26	1,855	1,870,044

					16,299,410

New Mexico 0.1%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	1.101	(a)	11/01/39	250	248,135

New York 7.0%
Brooklyn Arena Local Development Corp., Revenue, Barclays Center Project, Series A, Rfdg	5.000		07/15/24	500	612,035
Build NYC Resource Corp., Revenue, Pratt Paper Inc., Project, AMT, Rfdg, 144A	3.750		01/01/20	700	730,765
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, 144A	5.000		12/01/21	500	568,565

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	19

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont'd.)
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000%	02/01/29	500	$509,985
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19), 144A	3.750	12/01/44	750	727,500
New York Transportation Development Corp., Revenue, American Airlines Group, Inc., AMT, Rfdg	5.000	08/01/26	1,500	1,661,475
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,175,030
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,200,860
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	1,510	1,713,623
Port Authority of New York & New Jersey, Revenue, Series 188, AMT, Rfdg	5.000	05/01/23	325	396,315
Troy Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute, Rfdg	5.000	08/01/22	1,000	1,191,990
TSASC, Inc., Revenue, Series 1, Rfdg	5.000	06/01/26	1,365	1,368,153

				11,856,296

North Carolina 0.3%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000	10/01/20	500	551,545

North Dakota 0.3%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Escrowed to Maturity date 07/01/20)(b)	4.000	07/01/20	500	551,020

Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	2,470	2,410,078
County of Hamilton, Revenue, Christ Hospital Project	5.000	06/01/20	465	526,357
County of Hamilton, Revenue, Life Enriching Community, Rfdg	5.000	01/01/23	450	521,505
Ohio State Water Development Authority, Revenue, First Energy, Series 2010, Rfdg (Mandatory Put Date 07/01/20)	3.750	07/01/33	500	441,395
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 04/01/20)	3.625	10/01/33	300	265,779

				4,165,114

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oklahoma 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000%	06/01/35	250	$292,192

Oregon 0.3%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000	10/01/19	410	441,385

Pennsylvania 7.5%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500	11/01/16	665	666,383
Capital Region Water, Revenue, Series A, BAM, Rfdg	5.000	07/15/24	1,000	1,226,890
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	550	581,966
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	605,590
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series A, Rfdg	5.000	01/15/22	500	570,815
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co. LLC, Series G, Rfdg (Mandatory Put Date 09/01/20)	2.600	03/01/34	1,000	1,026,500
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000	01/01/17	350	351,081
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000	01/01/18	800	807,456
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	4.000	01/01/25	1,000	1,009,770
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	610	642,324
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625	12/01/18	230	230,775
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000	12/31/18	250	270,268
Pennsylvania Turnpike Commission, Revenue, Rfdg	5.000	06/01/24	1,200	1,463,976
Philadelphia Gas Works Co., Revenue, Rfdg	5.000	08/01/21	1,000	1,162,830
Philadelphia Gas Works Co., Revenue, Series 14th, Rfdg	5.000	10/01/24	500	616,130

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	21

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont'd.)
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	780	$793,432
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500	07/01/26	370	376,760
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250	07/01/23	300	309,102

				12,712,048

Puerto Rico 0.3%
Puerto Rico Commonwealth, Series B, GO, AGM	5.250	07/01/17	40	40,119
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000	08/01/18	210	213,135
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250	08/01/17	150	154,626
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250	08/01/18	105	109,251

				517,131

Rhode Island 0.2%
Tobacco Settlement Finance Corp., Revenue, Series A, Rfdg	5.000	06/01/22	250	287,473

Tennessee 1.2%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250	09/01/20	1,140	1,295,587
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250	09/01/23	380	461,346
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	300,073

				2,057,006

Texas 10.7%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000	01/01/34	85	85,530
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250	01/01/18	1,000	1,009,250
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250	01/01/24	105	105,848
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	590,145

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont'd.)
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000%		12/01/21	1,000	$1,118,440
Central Texas Regional Mobility Authority, Revenue, Sr. Lien, Series A, Rfdg	5.000		01/01/23	1,000	1,204,820
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000		01/01/21	180	206,177
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000		01/01/23	500	598,455
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000		08/15/22	150	178,583
City of Houston Airport System, Revenue, United Airlines, Inc., Series C, AMT, Rfdg	5.000		07/15/20	500	552,085
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750		08/15/22	500	532,645
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000		08/15/17	200	206,094
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000		08/15/18	115	122,236
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500		08/15/31	410	464,100
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	4.000		08/15/23	610	680,766
Dallas County Flood Control District No. 1, Revenue, Special Tax, GO, Rfdg, 144A	5.000		04/01/20	750	819,630
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000		11/01/22	450	536,269
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000		09/01/20	200	216,434
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000		09/01/22	150	168,422
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000		09/01/23	150	168,936
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, Series A, Rfdg (Mandatory Put Date 03/01/17), 144A	4.266	(a)	10/01/29	300	300,630
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000		02/15/22	105	111,406
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000		08/15/22	485	566,441

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	23

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont'd.)
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	$324,501
New Hope Cultural Education Facilities Finance Corp., Revenue, MRC Crestview, Rfdg	4.000		11/15/26	1,060	1,165,502
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000		01/01/21	100	114,677
Pottsboro Higher Education Finance Corp., Revenue, Series A	3.875		08/15/26	600	596,328
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000		11/15/20	450	505,850
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Buckingham Senior Living Community Center Project, Series B-2	3.875		11/15/20	500	504,240
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000		10/01/29	630	736,747
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series A	5.250		12/15/19	100	110,977
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series B	1.270	(a)	12/15/26	825	770,352
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series D	6.250		12/15/26	1,005	1,258,139
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue	1.440	(a)	09/15/27	1,515	1,411,177

					18,041,832

Utah 0.1%
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300		04/15/25	240	244,210

Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000		05/01/21	100	108,977

Virgin Islands 0.5%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000		10/01/19	250	253,488
Virgin Islands Public Finance Authority, Revenue, Series A	5.000		10/01/24	500	497,720
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000		10/01/18	180	182,635

					933,843

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia 1.1%
Virginia College Building Authority, Revenue, Marymount University Project, Series A, 144A	5.000%	07/01/20	525	$577,652
Virginia College Building Authority, Revenue, Marymount University Project, Series B	5.000	07/01/20	500	550,145
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250	07/01/22	150	162,557
Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150	10/01/40	500	515,215

				1,805,569

Washington 1.4%
Skagit County Public Hospital District No. 1, Revenue	5.750	12/01/28	310	325,420
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000	12/01/22	850	989,060
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000	12/01/23	640	753,971
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	300	341,112

				2,409,563

West Virginia 0.6%
West Virginia Economic Development Authority, Revenue, Appalachian Power Co., Series A, AMT	1.700	01/01/41	500	499,540
West Virginia Economic Development Authority, Revenue, Morgantown Energy Association, AMT, Rfdg	2.875	12/15/26	500	500,780

				1,000,320

Wisconsin 2.6%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, AMT, Rfdg, 144A	5.000	06/01/23	500	541,150
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000	01/01/24	1,000	1,151,600
Public Finance Authority, Revenue, Church Home of Hartford, Series A, AMT, Rfdg, 144A	4.000	09/01/20	390	411,856

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	25

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Wisconsin (cont'd.)
Public Finance Authority, Revenue, Series E, AMT, Rfdg	5.000%		07/01/23	2,000	$2,255,040

					4,359,646

TOTAL LONG-TERM INVESTMENTS (cost $159,350,842)					163,149,301

SHORT-TERM INVESTMENTS 3.7%

Alaska
Valdez Marine Terminal, Revenue, ExxonMobil International Holdings, Inc., FRDD, Rfdg (Mandatory Put Date 10/06/16)	0.820	(a)	10/01/25	700	700,000
Valdez Marine Terminal, Revenue, ExxonMobil International Holdings, Inc., Series 2001, FRDD, Rfdg (Mandatory Put Date 10/06/16)	0.820	(a)	12/01/29	5,600	5,600,000

TOTAL SHORT-TERM INVESTMENTS (cost $6,300,000) (Note 4)					6,300,000

TOTAL INVESTMENTS 100.7% (cost $165,650,842) (Note 5)					169,449,301
Liabilities in excess of other assets (0.7)%					(1,258,307)

NET ASSETS 100.0%					$168,190,994

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

XLCA—XL Capital Assurance

See Notes to Financial Statements.

26

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$6,912,051	$—
Arizona	—	7,517,720	—
Arkansas	—	813,981	—
California	—	11,549,075	—
Colorado	—	4,810,414	—
Delaware	—	3,123,371	—
District of Columbia	—	1,151,461	—
Florida	—	9,029,739	—
Georgia	—	1,651,006	—
Guam	—	3,195,777	—
Idaho	—	2,142,870	—
Illinois	—	21,991,232	—
Indiana	—	906,835	—
Iowa	—	1,463,283	—
Kentucky	—	1,127,102	—
Louisiana	—	2,937,298	—
Maryland	—	2,380,193	—
Massachusetts	—	450,181	—
Michigan	—	2,045,316	—
Minnesota	—	1,268,254	—
Missouri	—	1,645,411	—
Nevada	—	1,969,016	—
New Hampshire	—	485,000	—
New Jersey	—	16,299,410	—

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	27

Portfolio of Investments (unaudited) (continued)

as of September 30, 2016

	Level 1	Level 2	Level 3
Municipal Bonds (continued)
New Mexico	$—	$248,135	$—
New York	—	11,856,296	—
North Carolina	—	551,545	—
North Dakota	—	551,020	—
Ohio	—	4,165,114	—
Oklahoma	—	292,192	—
Oregon	—	441,385	—
Pennsylvania	—	12,712,048	—
Puerto Rico	—	517,131	—
Rhode Island	—	287,473	—
Tennessee	—	2,057,006	—
Texas	—	18,041,832	—
Utah	—	244,210	—
Vermont	—	108,977	—
Virgin Islands	—	933,843	—
Virginia	—	1,805,569	—
Washington	—	2,409,563	—
West Virginia	—	1,000,320	—
Wisconsin	—	4,359,646	—

Total	$—	$169,449,301	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Healthcare	23.1%
Corporate Backed IDB & PCR	18.6
Education	13.3
Special Tax/Assessment District	10.1
Tobacco	7.5
General Obligation	6.2
Water & Sewer	5.7
Transportation	5.4
Pre-pay Gas	5.1
Lease Backed Certificate of Participation	2.6%
Power	1.5
Other	1.5
Solid Waste/Resource Recovery	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

28

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	SEPTEMBER 30, 2016

Prudential Short Duration Muni High Income Fund

Statement of Assets & Liabilities (unaudited)

as of September 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $165,650,842)	$169,449,301
Cash	434,196
Interest receivable	1,809,516
Receivable for Fund shares sold	1,102,669
Prepaid expenses	1,815

Total assets	172,797,497

Liabilities
Payable for Fund shares reacquired	2,214,201
Payable for investments purchased	2,115,014
Dividends payable	118,889
Accrued expenses and other liabilities	74,527
Management fee payable	48,660
Distribution fee payable	34,484
Affiliated transfer agent fee payable	719
Loan interest payable	9

Total liabilities	4,606,503

Net Assets	$168,190,994

Net assets were comprised of:
Shares of beneficial interest, at par	$16,253
Paid-in capital in excess of par	164,445,347

164,461,600
Undistributed net investment income	144,797
Accumulated net realized loss on investment transactions	(213,862)
Net unrealized appreciation on investments	3,798,459

Net assets, September 30, 2016	$168,190,994

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share,
($69,131,500 ÷ 6,679,176 shares of beneficial interest issued and outstanding)	$10.35
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.70

Class C
Net asset value, offering price and redemption price per share, ($24,356,283 ÷ 2,355,043 shares of beneficial interest issued and outstanding)	$10.34

Class Z
Net asset value, offering price and redemption price per share, ($74,703,211 ÷ 7,218,836 shares of beneficial interest issued and outstanding)	$10.35

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	31

Statement of Operations (unaudited)

Six Months Ended September 30, 2016

Net Investment Income (Loss)
Income
Interest income	$2,305,064

Expenses
Management fee	440,514
Distribution fee—Class A	82,425
Distribution fee—Class C	115,088
Transfer agent’s fees and expenses (including affiliated expense of $2,100)	52,000
Registration fees	45,000
Custodian and accounting fees	36,000
Audit fee	21,000
Shareholders’ reports	13,000
Legal fees and expenses	11,000
Trustees’ fees	6,000
Insurance expenses	1,000
Loan interest expense	684
Miscellaneous	5,083

Total expenses	828,794
Less: Management fee waiver and/or expense reimbursement	(150,036)

Net expenses	678,758

Net investment income (loss)	1,626,306

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	279,977
Net change in unrealized appreciation (depreciation) on investments	973,673

Net gain (loss) on investment transactions	1,253,650

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,879,956

See Notes to Financial Statements.

32

Statement of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2016	Year Ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,626,306	$2,215,408
Net realized gain (loss) on investment transactions	279,977	(494,674)
Net change in unrealized appreciation (depreciation) on investments	973,673	1,967,396

Net increase (decrease) in net assets resulting from operations	2,879,956	3,688,130

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(648,330)	(666,708)
Class C	(138,959)	(209,663)
Class Z	(791,294)	(1,281,586)

	(1,578,583)	(2,157,957)

Distributions from net realized gains
Class A	—	(24,196)
Class C	—	(8,814)
Class Z	—	(31,522)

	—	(64,532)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	66,669,859	133,574,424
Net asset value of shares issued in reinvestment of dividends and distributions	835,416	1,328,991
Cost of shares reacquired	(49,046,291)	(57,216,180)

Net increase (decrease) in net assets from Fund share transactions	18,458,984	77,687,235

Total increase (decrease)	19,760,357	79,152,876

Net Assets:
Beginning of period	148,430,637	69,277,761

End of period(a)	$168,190,994	$148,430,637

(a) Includes undistributed net investment income of:	$144,797	$97,074

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	33

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund (the “Fund”). These financial statements relate only to Prudential Short Duration Muni High Income Fund, a diversified fund of the Trust. The financial statements of the other portfolios are not presented herein. The Fund commenced investment operations on May 29, 2014.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified

34

as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Short Duration Muni High Income Fund	35

Notes to Financial Statements (unaudited) (continued)

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .55% of the Fund’s average daily net assets up to and including $5 billion, .525% on the next $5 billion of average daily net assets, and .515% of the Fund’s average daily net assets in excess of $10 billion. For the six months ended September 30, 2016, the effective

36

management fee rate before any waivers and/or expense reimbursement was .55%. The effective management fee rate, net of waivers and/or expense reimbursement, was .36%.

PI has contractually agreed, through July 31, 2017, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $48,786 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2016. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2016, it received $15,859 and $1,503 in contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders, respectively.

PI, PGIM, Inc., and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of- pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Prudential Short Duration Muni High Income Fund	37

Notes to Financial Statements (unaudited) (continued)

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2016, were $67,411,531 and $46,507,279, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2016 were as follows:

Tax Basis	$165,585,227

Appreciation	4,151,855
Depreciation	(287,781)

Net Unrealized Appreciation	$3,864,074

This book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward of approximately $32,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $449,000 as having been incurred in the following fiscal year (March 31, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 3.25%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A

38

CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of September 30, 2016, four shareholders of record held 70% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

The Trust has authorized an unlimited number of shares of beneficial interest for each class at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2016:
Shares sold	2,549,707	$26,436,852
Shares issued in reinvestment of dividends and distributions	30,425	315,200
Shares reacquired	(1,877,726)	(19,446,213)

Net increase (decrease) in shares outstanding before conversion	702,406	7,305,839
Shares reacquired upon conversion into other share class(es)	(96,726)	(1,002,351)

Net increase (decrease) in shares outstanding	605,680	$6,303,488

Year ended March 31, 2016:
Shares sold	5,649,079	$57,285,669
Shares issued in reinvestment of dividends and distributions	34,182	347,434
Shares reacquired†	(499,136)	(5,074,587)

Net increase (decrease) in shares outstanding before conversion	5,184,125	52,558,516
Shares reacquired upon conversion into other share class(es)	(1,257)	(12,742)

Net increase (decrease) in shares outstanding	5,182,868	$52,545,774

Prudential Short Duration Muni High Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended September 30, 2016:
Shares sold	492,024	$5,088,091
Shares issued in reinvestment of dividends and distributions	6,727	69,633
Shares reacquired	(163,256)	(1,689,047)

Net increase (decrease) in shares outstanding before conversion	335,495	3,468,677
Shares reacquired upon conversion into other share class(es)	(31,312)	(324,519)

Net increase (decrease) in shares outstanding	304,183	$3,144,158

Year ended March 31, 2016:
Shares sold	1,142,291	$11,587,557
Shares issued in reinvestment of dividends and distributions	8,152	82,761
Shares reacquired†	(246,916)	(2,508,089)

Net increase (decrease) in shares outstanding before conversion	903,527	9,162,229
Shares reacquired upon conversion into other share class(es)	(29,543)	(300,838)

Net increase (decrease) in shares outstanding	873,984	$8,861,391

Class Z
Six months ended September 30, 2016:
Shares sold	3,401,773	$35,144,916
Shares issued in reinvestment of dividends and distributions	43,490	450,583
Shares reacquired	(2,700,057)	(27,911,031)

Net increase (decrease) in shares outstanding before conversion	745,206	7,684,468
Shares issued upon conversion from other share class(es)	128,041	1,326,870

Net increase (decrease) in shares outstanding	873,247	$9,011,338

Year ended March 31, 2016:
Shares sold	6,365,319	$64,701,198
Shares issued in reinvestment of dividends and distributions	88,650	898,796
Shares reacquired†	(4,883,104)	(49,633,504)

Net increase (decrease) in shares outstanding before conversion	1,570,865	15,966,490
Shares issued upon conversion from other share class(es)	30,775	313,580

Net increase (decrease) in shares outstanding	1,601,640	$16,280,070

†	Includes affiliated redemption of 1,030 shares with a value of $10,421 for Class A shares, 1,019 shares with a value of $10,301 for Class C shares, and 2,595,327 shares with a value of $26,465,021 for Class Z shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market

40

rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended September 30, 2016. The average daily balance for the 10 days that the Fund had loans outstanding during the period was $1,429,800, borrowed at a weighted average interest rate of 1.72%. The maximum loan balance outstanding during the period was $4,722,000. As of September 30, 2016, the Fund did not have an outstanding loan balance.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Short Duration Muni High Income Fund	41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2016(f)		Year Ended March 31, 2016(f)	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.26		$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11		.21	.17
Net realized and unrealized gain (loss) on investments	.08		.10	.17
Total from investment operations	.19		.31	.34
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.21)	(.17)
Distributions from net realized gains	-		(.01)	-	(c)
Total dividends and distributions	(.10)		(.22)	(.17)
Net Asset Value, end of period	$10.35		$10.26	$10.17
Total Return(a):	1.88%		3.07%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,132		$62,314	$9,062
Average net assets (000)	$65,760		$32,591	$5,344
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.85%	(d)	.85%	.85%	(d)
Expenses before waivers and/or expense reimbursement	1.04%	(d)	1.11%	1.40%	(d)
Net investment income (loss)	2.03%	(d)	2.10%	2.21%	(d)
Portfolio turnover rate(g)	29%	(e)	19%	31%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.
(g)	The portfolio turnover rate calculation includes variable rate demand notes purchase and sales transactions which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended September 30, 2016(f)		Year Ended March 31, 2016(f)	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.25		$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.14	.11
Net realized and unrealized gain (loss) on investments	.08		.10	.15
Total from investment operations	.15		.24	.26
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.14)	(.10)
Distributions from net realized gains	-		(.01)	-	(c)
Total dividends and distributions	(.06)		(.15)	(.10)
Net Asset Value, end of period	$10.34		$10.25	$10.16
Total Return(a):	1.49%		2.30%	2.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,356		$21,023	$11,962
Average net assets (000)	$22,955		$15,743	$5,073
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	(d)	1.60%	1.60%	(d)
Expenses before waivers and/or expense reimbursement	1.79%	(d)	1.86%	2.19%	(d)
Net investment income (loss)	1.28%	(d)	1.39%	1.43%	(d)
Portfolio turnover rate(g)	29%	(e)	19%	31%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.
(g)	The portfolio turnover rate calculation includes variable rate demand notes purchase and sales transactions which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30, 2016(f)		Year Ended March 31, 2016(f)	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.26		$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12		.24	.19
Net realized and unrealized gain (loss) on investments	.09		.10	.17
Total from investment operations	.21		.34	.36
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.24)	(.19)
Distributions from net realized gains	-		(.01)	-	(c)
Total dividends and distributions	(.12)		(.25)	(.19)
Net Asset Value, end of period	$10.35		$10.26	$10.17
Total Return(a):	2.01%		3.33%	3.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,703		$65,093	$48,254
Average net assets (000)	$71,035		$54,951	$38,695
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(d)	.60%	.60%	(d)
Expenses before waivers and/or expense reimbursement	.79%	(d)	.86%	1.23%	(d)
Net investment income (loss)	2.28%	(d)	2.39%	2.36%	(d)
Portfolio turnover rate(g)	29%	(e)	19%	31%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.
(g)	The portfolio turnover rate calculation includes variable rate demand notes purchase and sales transactions which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

44

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Short Duration Muni High Income Fund1 (the “Fund”) consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), which provides subadvisory services to the Fund through its Prudential Fixed Income (“PFI”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential Short Duration Muni High Income Fund is a series of Prudential Investment Portfolios 12.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PGIM, which serves as the Fund’s subadviser through its PFI unit pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PFI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PFI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PGIM, and also considered the qualifications, backgrounds and responsibilities of PFI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PFI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PFI. The Board noted that PFI is affiliated with PI. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PFI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PFI under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2015 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Other Benefits to PI and PFI

The Board considered potential ancillary benefits that might be received by PI and PFI and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

the potential benefits to be derived by PFI included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PFI were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2015. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

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•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board and PI agreed to continue the Fund’s existing expense cap of 0.60% (exclusive of 12b-1 and certain other fees) through July 31, 2017.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*     *     *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short Duration Muni High Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Short Duration Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	PDSAX	PDSCX	PDSZX
CUSIP	744336835	744336827	744336819

MF222E2    0298922-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 21, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	November 21, 2016